UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21934

RiverNorth Funds
(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654
(Address of principal executive offices) (Zip code)

Marc L. Collins
325 N. LaSalle Street, Suite 645
Chicago, IL  60654
(Name and address of agent for service)

Registrant's telephone number, including area code:  312-832-1440

Date of fiscal year end:	09/30

Date of reporting period:	06/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 65.71%
230,082	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	$3,303,978
1,695,252	Adams Express Co.	23,309,715
728,092	AllianzGI Equity & Convertible Income Fund	14,707,458
1,863,606	Alpine Total Dynamic Dividend Fund	16,623,366
183,426	Apollo Tactical Income Fund, Inc.	3,364,014
208,365	Avenue Income Credit Strategies Fund	3,746,403
1,519,314	BlackRock Credit Allocation Income Trust	20,890,567
295,418	BlackRock Debt Strategies Fund, Inc.	1,211,214
610,188	BlackRock Enhanced Equity Dividend Trust	5,119,477
174,132	BlackRock Floating Rate Income Strategies Fund, Inc.	2,551,034
1,129,932	BlackRock Global Opportunities Equity Trust	17,005,477
324,833	BlackRock Multi-Sector Income Trust	6,009,410
174,992	BlackRock Municipal Target Term Trust	3,554,088
277,978	Blackstone/GSO Long-Short Credit Income Fund	4,928,550
138,800	Blackstone/GSO Strategic Credit Fund	2,466,476
653,052	Boulder Growth & Income Fund, Inc.	5,564,003
327,903	Boulder Total Return Fund, Inc.	8,413,958
88,163	Brookfield Total Return Fund, Inc.	2,219,944
134,606	Calamos Global Dynamic Income Fund	1,319,139
389,828	CBRE Clarion Global Real Estate Income Fund	3,551,333
158,676	Central Europe Russia and Turkey Fund, Inc.	4,647,620
571,703	Central Fund of Canada Ltd. - Class A	8,312,562
66,022	Central Securities Corp.	1,548,216
144,463	Clough Global Allocation Fund	2,239,162
502,718	Clough Global Equity Fund	7,782,075
1,510,478	Clough Global Opportunities Fund	19,636,214
301,404	Cohen & Steers REIT and Preferred Income Fund, Inc.	5,434,314
131,860	DWS High Income Trust	1,240,803
110,918	Eaton Vance Limited Duration Income Fund	1,728,102
450,091	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,194,050
150,939	Eaton Vance Short Duration Diversified Income Fund	2,315,404
337,897	First Trust High Income Long/Short Fund	6,132,831
362,950	Franklin Limited Duration Income Trust	4,747,386
349,234	General American Investors Co., Inc.	12,858,761
147,755	Global High Income Fund, Inc.	1,532,219
19,616	Invesco California Value Municipal Income Trust	242,846
354,964	Invesco Dynamic Credit Opportunities Fund	4,596,784
603,864	Invesco Municipal Opportunity Trust	7,608,686
284,634	Invesco Municipal Trust	3,563,618
30,000	Invesco Quality Municipal Income Trust	368,400
46,752	Invesco Trust for Investment Grade Municipals	609,179
193,964	Ivy High Income Opportunities Fund	3,588,334
3,452,906	Liberty All Star® Equity Fund	20,751,965
109,859	Macquarie Global Infrastructure Total Return Fund, Inc.	2,826,672
114,382	MFS Charter Income Trust	1,056,890
338,399	MFS Multimarket Income Trust	2,250,353
120,049	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,219,698
505,500	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	6,733,260
66,370	Neuberger Berman High Yield Strategies Fund, Inc.	919,225
803,945	Neuberger Berman Real Estate Securities Income Fund, Inc.	4,019,725
1,166,014	NexPoint Credit Strategies Fund	14,073,789
312,479	Nuveen Build American Bond Term Fund	6,405,820

Shares/Description		Value
93,497	Nuveen California AMT-Free Municipal Income Fund	$1,276,234
862,109	Nuveen Credit Strategies Income Fund	8,069,340
105,913	Nuveen Dividend Advantage Municipal Fund	1,497,610
582,091	Nuveen Intermediate Duration Municipal Term Fund	7,328,526
436,974	Nuveen Mortgage Opportunity Term Fund	10,749,560
107,579	Nuveen Mortgage Opportunity Term Fund 2	2,560,380
305,771	Nuveen Municipal Advantage Fund, Inc.	4,109,562
130,123	Nuveen Municipal Market Opportunity Fund, Inc.	1,737,142
351,660	Nuveen Municipal Opportunity Fund, Inc.	4,961,923
390,639	Nuveen Preferred Income Opportunities Fund	3,789,198
56,255	Nuveen Premier Municipal Income Fund, Inc.	766,756
409,122	Nuveen Premium Income Municipal Fund 2, Inc.	5,662,248
89,419	Nuveen Premium Income Municipal Fund, Inc.	1,215,204
60,440	Nuveen Quality Income Municipal Fund, Inc.	829,237
125,818	Nuveen Quality Preferred Income Fund III	1,092,100
28,993	Nuveen Select Quality Municipal Fund, Inc.	401,843
486,306	PIMCO Dynamic Credit Income Fund	11,583,809
97,500	Putnam Municipal Opportunities Trust	1,145,625
378,278	Putnam Premier Income Trust	2,099,443
543,419	Royce Focus Trust, Inc.	4,646,232
72,902	Royce Global Value Trust, Inc.(a)	686,008
1,471,138	Royce Value Trust, Inc.	23,538,208
179,752	TCW Strategic Income Fund, Inc.	992,231
385,875	Templeton Global Income Fund	3,187,327
19,293	The Denali Fund, Inc.	414,028
126,225	The Thai Fund, Inc.	1,416,245
1,044,196	Tri-Continental Corp.	21,907,232
72,011	Virtus Global Multi-Sector Income Fund	1,286,116
422,877	Wells Fargo Advantage Multi-Sector Income Fund	6,300,867
61,989	Western Asset Emerging Markets Debt Fund, Inc.	1,139,358
282,865	Western Asset Emerging Markets Income Fund, Inc.	3,657,444
231,317	Western Asset Global Corporate Defined Opportunity Fund, Inc.	4,323,315
90,597	Western Asset Managed High Income Fund, Inc.	525,463
327,982	Western Asset Worldwide Income Fund, Inc.	4,312,963
710,174	Zweig Total Return Fund, Inc.	10,219,404

TOTAL CLOSED-END FUNDS
(Cost $402,950,652)		475,472,748

EXCHANGE-TRADED FUNDS - 21.93%
94,701	Guggenheim Russell Top 50® Mega Cap ETF	12,761,907
20,000	iShares® Russell 2000® ETF	2,376,200
250,000	iShares® S&P 100® Fund	21,632,500
209,517	Market Vectors® Gold Miners ETF	5,541,725
305,240	PowerShares® FTSE RAFI Emerging Markets Portfolio	6,507,717
240,668	PowerShares® FTSE RAFI US 1000 Portfolio	21,284,678
238,967	SPDR® S&P 500® ETF Trust	46,770,621
473,753	Vanguard® FTSE Developed Markets ETF	20,177,140
501,375	Vanguard® FTSE Emerging Markets ETF	21,624,304

TOTAL EXCHANGE-TRADED FUNDS
(Cost $138,370,339)		158,676,792

Shares/Description		Value
HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.34%
12,100	Affiliated Managers Group, Inc.(a)	$2,485,340

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES
(Cost $634,253)		2,485,340

PREFERRED STOCKS - 0.22%
61,158	General American Investors Co., Inc., Series B, 5.950%	1,560,752

TOTAL PREFERRED STOCKS
(Cost $1,444,152)		1,560,752

SHORT-TERM INVESTMENTS - 11.40%
82,518,304	State Street Institutional Trust (7 Day Yield 0.00%)	82,518,304

TOTAL SHORT-TERM INVESTMENTS
(Cost $82,518,304)		82,518,304

TOTAL INVESTMENTS - 99.60%
(Cost $625,917,700)		720,713,936
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.40%		2,904,386
NET ASSETS - 100.00%		$723,618,322

(a)	Non-income producing security.

Common Abbreviations:
ETF - Exchange Traded Fund.
FTSE - Financial Times Stock Exchange.
Ltd. - Limited.
RAFI - Research Affiliates Fundamental Index.
REIT - Real Estate Investment Trust.
S&P – Standard & Poor’s.
SPDR - Standard and Poor's Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 31.63%
1,029,726	Aberdeen Asia-Pacific Income Fund, Inc.	$6,466,679
334,508	Advent Claymore Convertible Securities and Income Fund II	2,562,331
397,931	Advent/Claymore Enhanced Growth & Income Fund	4,098,689
1,137,285	AllianceBernstein Income Fund, Inc.	8,552,383
303,499	American Select Portfolio	3,247,439
813,684	BlackRock Corporate High Yield Fund, Inc.	10,000,176
1,672,446	BlackRock Credit Allocation Income Trust	22,996,133
2,984,388	BlackRock Debt Strategies Fund, Inc.	12,235,991
421,198	BlackRock Multi-Sector Income Trust	7,792,163
98,940	BlackRock Municipal Target Term Trust	2,009,471
26,613	Blackstone/GSO Senior Floating Rate Term Fund	476,639
323,265	Blackstone/GSO Strategic Credit Fund	5,744,419
174,492	Brookfield Mortgage Opportunity Income Fund, Inc.	3,071,059
57,981	Brookfield Total Return Fund, Inc.	1,459,962
4,911	Cohen & Steers Select Preferred and Income Fund, Inc.	129,749
205,534	DWS Global High Income Fund, Inc.	1,728,541
455,060	DWS High Income Opportunities Fund, Inc.	6,721,236
175,294	Eaton Vance Limited Duration Income Fund	2,731,081
42,921	Eaton Vance Municipal Bond Fund	533,508
194,867	Eaton Vance Senior Income Trust	1,327,044
125,449	Eaton Vance Short Duration Diversified Income Fund	1,924,388
241,510	Federated Enhanced Treasury Income Fund	3,257,970
244,230	First Trust High Income Long/Short Fund	4,432,774
13,573	First Trust Strategic High Income Fund II	221,919
165,727	Franklin Limited Duration Income Trust	2,167,709
139,083	Global High Income Fund, Inc.	1,442,291
131,736	Helios Strategic Income Fund, Inc.	907,661
148,336	Invesco Advantage Municipal Income Trust II	1,683,614
33,073	Invesco California Value Municipal Income Trust	409,444
36,008	Invesco Dynamic Credit Opportunities Fund	466,304
514,636	Invesco Municipal Opportunity Trust	6,484,414
664,717	Invesco Municipal Trust	8,322,257
232,723	Invesco Quality Municipal Income Trust	2,857,838
114,503	Invesco Trust for Investment Grade Municipals	1,491,974
428,848	Legg Mason BW Global Income Opportunities Fund, Inc.	7,869,361
817,544	MFS Charter Income Trust	7,554,107
497,005	MFS Multimarket Income Trust	3,305,083
159,193	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,617,401
830,480	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	11,061,994
89,546	Neuberger Berman High Yield Strategies Fund, Inc.	1,240,212
308,486	NexPoint Credit Strategies Fund	3,723,426
210,715	Nuveen Build America Bond Opportunity Fund	4,536,694
237,248	Nuveen California AMT-Free Municipal Income Fund	3,238,435
1,639,963	Nuveen Credit Strategies Income Fund	15,350,054
1,366,318	Nuveen Diversified Currency Opportunities Fund	15,343,751
509,012	Nuveen Dividend Advantage Municipal Fund	7,197,430
26,150	Nuveen Flexible Investment Income Fund	491,881
50,586	Nuveen Floating Rate Income Fund	612,091
258,147	Nuveen Global Income Opportunities Fund	3,291,374
389,031	Nuveen Intermediate Duration Municipal Term Fund	4,897,900
784,571	Nuveen Municipal Advantage Fund, Inc.	10,544,634
387,941	Nuveen Municipal Market Opportunity Fund, Inc.	5,179,012
181,343	Nuveen Municipal Opportunity Fund, Inc.	2,558,750

Shares/Description		Value
146,744	Nuveen Performance Plus Municipal Fund, Inc.	$2,151,267
15,350	Nuveen Preferred & Income Term Fund	360,418
318,006	Nuveen Preferred Income Opportunities Fund	3,084,658
82,350	Nuveen Premier Municipal Income Fund, Inc.	1,122,430
713,276	Nuveen Premium Income Municipal Fund 2, Inc.	9,871,740
424,433	Nuveen Premium Income Municipal Fund, Inc.	5,768,044
121,427	Nuveen Quality Preferred Income Fund III	1,053,986
157,617	Nuveen Select Quality Municipal Fund, Inc.	2,184,572
266,080	Nuveen Senior Income Fund	1,875,864
1,156,104	PIMCO Dynamic Credit Income Fund	27,538,397
79,687	PIMCO Dynamic Income Fund	2,716,530
432,169	PIMCO Income Strategy Fund	5,332,965
1,218,362	PIMCO Income Strategy Fund II	13,475,084
81,961	PIMCO Municipal Income Fund II	979,434
23,832	Putnam High Income Securities Fund	207,577
735,746	Putnam Master Intermediate Income Trust	3,789,092
152,500	Putnam Municipal Opportunities Trust	1,791,875
2,146,985	Putnam Premier Income Trust	11,915,767
485,939	Strategic Global Income Fund, Inc.	4,543,530
1,288,296	Templeton Global Income Fund	10,641,325
144,045	The GDL Fund	1,564,329
264,397	The New America High Income Fund, Inc.	2,654,546
229,191	Virtus Global Multi-Sector Income Fund	4,093,351
288,801	Wells Fargo Advantage Multi-Sector Income Fund	4,303,135
141,863	Western Asset Emerging Markets Debt Fund, Inc.	2,607,442
401,653	Western Asset Emerging Markets Income Fund, Inc.	5,193,373
136,231	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,546,157
235,320	Western Asset High Yield Defined Opportunity Fund, Inc.	4,214,581
130,402	Western Asset Managed High Income Fund, Inc.	756,332
56,950	Western Asset Worldwide Income Fund, Inc.	748,892
540,457	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,653,026

TOTAL CLOSED-END FUNDS
(Cost $379,128,359)		395,308,559

PREFERRED STOCKS - 1.67%
80,225	Apollo Commercial Real Estate Finance, Inc., 8.625%	2,085,048
174,747	Kayne Anderson MLP Investment Co., Series F, 3.500%	4,366,927
331,835	Kayne Anderson MLP Investment Co., Series E, 4.250%	8,445,201
76,371	The GDL Fund, Series B, 3.000%(a)	3,841,461
212,850	Tortoise Energy Infrastructure Corp., Series C, 3.950%(b)	2,171,070

TOTAL PREFERRED STOCKS
(Cost $20,821,070)		20,909,707

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 2.02%
326,288	Fifth Street Finance Corp.	6.13%	04/30/2028	8,108,257
326,206	Main Street Capital Corp.	6.13%	04/01/2023	8,070,336
192,116	Medley Capital Corp.	6.13%	03/30/2023	4,795,215
62,565	MVC Capital, Inc.	7.25%	01/15/2023	1,584,772

Shares/Description		Rate	Maturity	Value
107,318	PennantPark Investment Corp.	6.25%	02/01/2025	$2,731,243

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES
(Cost $25,319,485)				25,289,823

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.03%
Australia - 0.08%
$875,000	Australia & New Zealand Banking Group Ltd.(c)	4.88%	01/12/2021	987,136

Austria - 0.09%
600,000	ESAL GmbH(c)	6.25%	02/05/2023	591,000
600,000	ESAL GmbH(d)	6.25%	02/05/2023	591,000
				1,182,000
Barbados - 0.05%
400,000	Columbus International, Inc.(c)	7.38%	03/30/2021	432,500
200,000	Columbus International, Inc.(d)	7.38%	03/30/2021	216,250
				648,750
Bermuda - 0.05%
600,000	Digicel Group Ltd.(c)	7.13%	04/01/2022	627,000

Brazil - 0.12%
1,500,000	OAS Finance Ltd.(a)(c)(e)	8.88%	Perpetual Maturity	1,496,250

British Virgin Islands - 0.03%
400,000	Magnesita Finance Ltd.(d)(e)	8.63%	Perpetual Maturity	398,000

Canada - 0.12%
1,000,000	Bank of Montreal	1.40%	09/11/2017	1,003,360
475,000	TransCanada PipeLines Ltd.	4.63%	03/01/2034	504,702
				1,508,062
Cayman Islands - 0.55%
500,000	AES Andres Dominicana Ltd.(c)	9.50%	11/12/2020	543,750
1,000,000	AES Andres Dominicana Ltd.(d)	9.50%	11/12/2020	1,087,500
500,000	Agromercantil Senior Trust(c)	6.25%	04/10/2019	523,750
300,000	Agromercantil Senior Trust(d)	6.25%	04/10/2019	314,250
150,000	Bantrab Senior Trust(d)	9.00%	11/14/2020	157,125
400,000	Cementos Progreso Trust(c)	7.13%	11/06/2023	433,000
200,000	Cementos Progreso Trust(d)	7.13%	11/06/2023	216,500
300,000	Comcel Trust(c)	6.88%	02/06/2024	324,750
500,000	Grupo Aval Ltd.(d)	4.75%	09/26/2022	495,625
1,000,000	Industrial Senior Trust(c)	5.50%	11/01/2022	1,005,000
500,000	Industrial Senior Trust(d)	5.50%	11/01/2022	502,500
1,240,000	Seagate HDD Cayman(c)	4.75%	01/01/2025	1,236,900
				6,840,650
Chile - 0.09%
400,000	Automotores Gildemeister SA(d)	8.25%	05/24/2021	275,000
800,000	CorpGroup Banking SA(c)	6.75%	03/15/2023	796,462
				1,071,462
Colombia - 0.17%
200,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(d)	8.38%	05/10/2020	214,940
500,000	Banco Davivienda SA(d)	5.88%	07/09/2022	512,170
250,000	Banco GNB Sudameris SA(d)	7.50%	07/30/2022	271,250
70,000	Ecopetrol SA	5.88%	05/28/2045	72,870

Principal Amount/Description		Rate	Maturity	Value
$600,000	Pacific Rubiales Energy Corp.(c)	5.13%	03/28/2023	$598,500
400,000	Pacific Rubiales Energy Corp.(d)	5.13%	03/28/2023	399,000
				2,068,730
Costa Rica - 0.19%
600,000	Banco de Costa Rica(d)	5.25%	08/12/2018	616,500
200,000	Banco Nacional de Costa Rica(d)	4.88%	11/01/2018	205,500
200,000	Banco Nacional de Costa Rica(d)	6.25%	11/01/2023	206,000
600,000	Instit Costa de Electric(c)	6.95%	11/10/2021	654,000
600,000	Instit Costa de Electric(d)	6.95%	11/10/2021	654,000
				2,336,000
Curacao - 0.13%
900,000	SUAM Finance BV(c)	4.88%	04/17/2024	920,250
200,000	SUAM Finance BV(d)	4.88%	04/17/2024	204,500
570,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	548,908
				1,673,658
Dominican Republic - 0.02%
200,000	Aeropuertos Dominicanos Siglo XXI SA(d)	9.25%	11/13/2019	192,000

European Union - 0.08%
948,000	Corp. Andina de Fomento	3.75%	01/15/2016	990,718

France - 0.04%
510,000	Orange SA	2.75%	09/14/2016	529,331

Great Britain - 0.27%
213,000	BP Capital Markets PLC	4.75%	03/10/2019	239,107
325,000	BP Capital Markets PLC	2.50%	11/06/2022	310,105
738,000	British Telecommunications PLC	5.95%	01/15/2018	844,704
530,000	Diageo Capital PLC	1.50%	05/11/2017	536,362
1,000,000	Vedanta Resources PLC(c)	7.13%	05/31/2023	1,057,500
300,000	Vedanta Resources PLC(d)	8.25%	06/07/2021	337,312
				3,325,090
Guatemala - 0.03%
400,000	Comcel Trust(d)	6.88%	02/06/2024	433,000

India - 0.04%
500,000	Reliance Industries Ltd.(a)(d)(e)	5.88%	Perpetual Maturity	491,875

Israel - 0.04%
300,000	B Communications Ltd.(c)	7.38%	02/15/2021	324,000
160,000	Delek & Avner Tamar Bond Ltd.(c)	5.41%	12/30/2025	165,161
				489,161
Luxembourg - 0.30%
485,000	Actavis Funding SCS(c)	4.85%	06/15/2044	490,637
585,000	Covidien International Finance SA	2.95%	06/15/2023	570,205
95,000	Intelsat Luxembourg SA	7.75%	06/01/2021	100,937
600,000	Millicom International Cellular SA(d)	4.75%	05/22/2020	603,000
800,000	Millicom International Cellular SA(d)	6.63%	10/15/2021	864,000
200,000	Minerva Luxembourg SA(c)	7.75%	01/31/2023	214,500
650,000	Minerva Luxembourg SA(a)(c)(e)	8.75%	Perpetual Maturity	689,000
200,000	Minerva Luxembourg SA(d)	7.75%	01/31/2023	214,500
				3,746,779
Marshall Islands - 0.05%
277,805	Nakilat, Inc.(d)	6.27%	12/31/2033	308,017
300,000	Nakilat, Inc.(d)	6.07%	12/31/2033	331,846
				639,863

Principal Amount/Description		Rate	Maturity	Value
Mexico - 0.51%
$300,000	Banco Inbursa SA Institucion de Banca Multiple(c)	4.13%	06/06/2024	$293,850
100,000	BBVA Bancomer SA(a)(d)	6.01%	05/17/2022	106,000
400,000	Credito Real SAB de CV(c)	7.50%	03/13/2019	433,000
1,000,000	Fermaca Enterprises S de RL de CV(c)	6.38%	03/30/2038	1,047,500
300,000	Grupo Cementos de Chihuahua SAB de CV(d)	8.13%	02/08/2020	331,500
300,000	Grupo Elektra SAB de CV(d)	7.25%	08/06/2018	319,500
600,000	Grupo Idesa SA de CV(c)	7.88%	12/18/2020	642,000
300,000	Grupo KUO SAB de CV(d)	6.25%	12/04/2022	315,000
100,000	Ixe Banco SA(d)	9.25%	10/14/2020	119,125
500,000	Metalsa SA de CV(d)	4.90%	04/24/2023	487,500
800,000	Mexichem SAB de CV(d)	6.75%	09/19/2042	856,000
1,000,000	Mexico Generadora de Energia S de rl(d)	5.50%	12/06/2032	1,025,000
400,000	TV Azteca SAB de CV(d)	7.63%	09/18/2020	435,000
				6,410,975
Morocco - 0.02%
200,000	OCP SA(c)	5.63%	04/25/2024	210,250

Netherlands - 0.20%
250,000	Ajecorp BV(d)	6.50%	05/14/2022	231,250
100,000	Deutsche Telekom International Finance BV	8.75%	06/15/2030	146,449
627,000	Koninklijke KPN NV	8.38%	10/01/2030	889,724
700,000	Marfrig Holding Europe BV(c)	6.88%	06/24/2019	709,800
500,000	VimpelCom Holdings BV(c)	5.95%	02/13/2023	496,875
				2,474,098
Norway - 0.05%
600,000	Corp. Pesquera Inca SAC(d)	9.00%	02/10/2017	591,000

Panama - 0.08%
200,000	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	206,000
400,000	AES El Salvador Trust II(d)	6.75%	03/28/2023	413,000
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(c)	8.38%	05/10/2020	429,880
				1,048,880
Paraguay - 0.07%
150,000	Banco Regional SAECA(c)	8.13%	01/24/2019	165,750
450,000	Banco Regional SAECA(d)	8.13%	01/24/2019	497,250
200,000	Telefonica Celular del Paraguay SA(d)	6.75%	12/13/2022	215,500
				878,500
Peru - 0.35%
600,000	Abengoa Transmision Sur SA(c)	6.88%	04/30/2043	666,000
200,000	Abengoa Transmision Sur SA(d)	6.88%	04/30/2043	222,000
750,000	Banco de Credito del Peru(a)(c)	6.13%	04/24/2027	802,500
200,000	Banco Internacional del Peru SAA(a)(c)	5.99%	03/19/2029	213,500
400,000	Banco Internacional del Peru SAA(a)(d)	8.50%	04/23/2070	444,400
180,000	Camposol SA(c)	9.88%	02/02/2017	189,450
300,000	Cia Minera Milpo SAA(c)	4.63%	03/28/2023	297,000
400,000	Corp. Azucarera del Peru SA(d)	6.38%	08/02/2022	378,000
100,000	Corp. Pesquera Inca SAC(c)	9.00%	02/10/2017	98,500
200,000	Maestro Peru SA(d)	6.75%	09/26/2019	192,000
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	465,000
500,000	Pesquera Exalmar SAA(d)	7.38%	01/31/2020	465,000
				4,433,350

Principal Amount/Description		Rate	Maturity	Value
Singapore - 0.05%
$200,000	Oversea-Chinese Banking Corp. Ltd.(a)(c)	4.00%	10/15/2024	$203,708
400,000	Oversea-Chinese Banking Corp. Ltd.(a)(d)	4.00%	10/15/2024	407,417
				611,125
South Korea - 0.08%
400,000	The Korea Development Bank	4.38%	08/10/2015	416,294
550,000	The Korea Development Bank	3.25%	03/09/2016	571,282
				987,576
United States - 0.08%
875,000	Petroleos Mexicanos	6.63%	06/15/2035	1,034,687

TOTAL FOREIGN CORPORATE BONDS
(Cost $49,239,892)				50,355,956

U.S. CORPORATE BONDS - 3.44%
Aerospace/Defense - 0.08%
371,000	The Boeing Co.	6.88%	03/15/2039	520,744
105,000	TransDigm, Inc.(c)	6.00%	07/15/2022	108,019
375,000	United Technologies Corp.	3.10%	06/01/2022	380,310
				1,009,073
Agriculture - 0.08%
1,085,000	Altria Group, Inc.	2.85%	08/09/2022	1,048,405

Airlines - 0.04%
490,000	Southwest Airlines Co.	5.13%	03/01/2017	534,517

Auto Manufacturers - 0.08%
785,000	Ford Motor Co.	7.45%	07/16/2031	1,051,029

Auto Parts & Equipment - 0.06%
95,000	American Axle & Manufacturing, Inc.	6.63%	10/15/2022	104,500
470,000	Delphi Corp.	4.15%	03/15/2024	488,699
90,000	The Goodyear Tire & Rubber Co.	7.00%	05/15/2022	100,350
				693,549
Banks - 0.37%
520,000	BB&T Corp.	2.25%	02/01/2019	526,961
100,000	CIT Group, Inc.	5.00%	08/15/2022	103,875
990,000	JPMorgan Chase & Co.	3.63%	05/13/2024	995,428
530,000	Morgan Stanley	3.75%	02/25/2023	539,864
575,000	PNC Funding Corp.	4.38%	08/11/2020	628,280
340,000	PNC Funding Corp.	3.30%	03/08/2022	347,380
470,000	The Goldman Sachs Group, Inc.	5.75%	01/24/2022	544,481
575,000	Wells Fargo & Co.	4.60%	04/01/2021	640,497
335,000	Wells Fargo & Co.	3.50%	03/08/2022	346,679
				4,673,445
Beverages - 0.04%
525,000	The Coca-Cola Co.	1.80%	09/01/2016	537,569

Biotechnology - 0.06%
750,000	Gilead Sciences, Inc.	3.70%	04/01/2024	771,286

Building Materials - 0.01%
95,000	Louisiana-Pacific Corp.	7.50%	06/01/2020	104,975

Chemicals - 0.13%
100,000	Ashland, Inc.	4.75%	08/15/2022	101,000
400,000	Braskem America Finance Co.(d)	7.13%	07/22/2041	412,520
475,000	Ecolab, Inc.	3.00%	12/08/2016	497,037
100,000	Hexion US Finance Corp.	6.63%	04/15/2020	106,500

Principal Amount/Description		Rate	Maturity	Value
$560,000	The Dow Chemical Co.	3.00%	11/15/2022	$551,491
				1,668,548
Commercial Services - 0.04%
100,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	102,750
90,000	RR Donnelley & Sons Co.	7.88%	03/15/2021	103,950
70,000	Safway Group Holding LLC / Safway Finance Corp.(c)	7.00%	05/15/2018	74,550
85,000	Service Corp. International	5.38%	01/15/2022	88,400
90,000	United Rentals North America, Inc.	7.63%	04/15/2022	101,475
				471,125
Cosmetics/Personal Care - 0.01%
100,000	Revlon Consumer Products Corp.	5.75%	02/15/2021	103,250

Distribution/Wholesale - 0.04%
330,000	Arrow Electronics, Inc.	3.38%	11/01/2015	340,649
95,000	HD Supply, Inc.	7.50%	07/15/2020	104,263
				444,912
Diversified Financial Services - 0.30%
440,000	American Express Credit Corp.	2.13%	07/27/2018	447,443
535,000	American Express Credit Corp.	2.13%	03/18/2019	538,146
950,000	General Electric Capital Corp.	2.90%	01/09/2017	994,217
100,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.88%	03/15/2019	103,250
914,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	1,232,338
400,000	Rio Oil Finance Trust Series 2014-1(c)	6.25%	07/06/2024	420,551
				3,735,945
Electric - 0.14%
547,000	Berkshire Hathaway Energy Co.	6.50%	09/15/2037	706,669
525,000	Duke Energy Corp.	3.55%	09/15/2021	549,514
510,000	Southern Power Co.	4.88%	07/15/2015	533,378
				1,789,561
Entertainment - 0.01%
95,000	Cinemark USA, Inc.	7.38%	06/15/2021	105,212

Environmental Control - 0.06%
560,000	Waste Management, Inc.	6.13%	11/30/2039	703,260

Food - 0.19%
105,000	HJ Heinz Co.	4.25%	10/15/2020	105,788
280,000	Kellogg Co.	7.45%	04/01/2031	364,846
70,000	Post Holdings, Inc.(c)	7.38%	02/15/2022	75,950
95,000	Smithfield Foods, Inc.(c)	5.88%	08/01/2021	100,700
740,000	The Kroger Co.	3.40%	04/15/2022	750,914
925,000	Tyson Foods, Inc.	4.50%	06/15/2022	971,159
				2,369,357
Healthcare-Products - 0.07%
85,000	Alere, Inc.	6.50%	06/15/2020	89,675
695,000	Becton Dickinson and Co.	3.13%	11/08/2021	715,336
85,000	Biomet, Inc.	6.50%	08/01/2020	92,013
				897,024
Healthcare-Services - 0.10%
50,000	HCA, Inc.	3.75%	03/15/2019	50,562
70,000	IASIS Healthcare LLC / IASIS Capital Corp.	8.38%	05/15/2019	74,813
100,000	LifePoint Hospitals, Inc.(c)	5.50%	12/01/2021	105,000
100,000	Select Medical Corp.	6.38%	06/01/2021	105,000

Principal Amount/Description		Rate	Maturity	Value
$963,000	WellPoint, Inc.	2.30%	07/15/2018	$981,903
				1,317,278
Home Builders - 0.02%
85,000	Toll Brothers Finance Corp.	5.88%	02/15/2022	92,862
90,000	WCI Communities, Inc.	6.88%	08/15/2021	92,925
35,000	WCI Communities, Inc.(c)	6.88%	08/15/2021	36,138
				221,925
Household Products - 0.02%
100,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	106,000
95,000	Spectrum Brands, Inc.	6.63%	11/15/2022	103,313
				209,313
Insurance - 0.13%
480,000	Liberty Mutual Group, Inc.(c)	6.50%	05/01/2042	605,328
250,000	MetLife, Inc.	6.38%	06/15/2034	322,323
275,000	MetLife, Inc.	5.88%	02/06/2041	339,644
331,000	MetLife, Inc.	4.13%	08/13/2042	322,857
				1,590,152
Internet - 0.01%
90,000	Equinix, Inc.	7.00%	07/15/2021	99,787

Iron/Steel - 0.06%
200,000	Glencore Funding LLC(c)	2.50%	01/15/2019	199,676
595,000	Glencore Funding LLC(c)	3.13%	04/29/2019	607,465
				807,141
Leisure Time - 0.00%(f)
60,000	NCL Corp. Ltd.	5.00%	02/15/2018	62,250

Lodging - 0.04%
90,000	MGM Resorts International	6.63%	12/15/2021	100,237
315,000	Wynn Las Vegas LLC	7.75%	08/15/2020	344,925
				445,162
Machinery-Construction & Mining - 0.01%
95,000	Terex Corp.	6.00%	05/15/2021	102,838

Machinery-Diversified - 0.01%
90,000	The Manitowoc Co., Inc.	8.50%	11/01/2020	100,800

Media - 0.05%
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.25%	09/30/2022	102,000
380,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	4.45%	04/01/2024	403,812
95,000	Gray Television, Inc.	7.50%	10/01/2020	102,838
				608,650
Mining - 0.12%
500,000	Freeport-McMoRan Copper & Gold, Inc.	3.10%	03/15/2020	505,514
200,000	Southern Copper Corp.	6.75%	04/16/2040	219,317
850,000	Southern Copper Corp.	5.25%	11/08/2042	785,128
				1,509,959
Miscellaneous Manufacturing - 0.04%
105,000	Gates Global LLC / Gates Global Co.(c)	6.00%	07/15/2022	105,525
340,000	Illinois Tool Works, Inc.	3.38%	09/15/2021	354,602
				460,127
Office/Business Equipment - 0.04%
340,000	Xerox Corp.	4.25%	02/15/2015	347,875
150,000	Xerox Corp.	2.95%	03/15/2017	156,658
				504,533

Principal Amount/Description		Rate	Maturity	Value
Oil & Gas - 0.27%
$400,000	ConocoPhillips	6.50%	02/01/2039	$537,464
840,000	Devon Energy Corp.	6.30%	01/15/2019	987,187
317,000	Halliburton Co.	6.15%	09/15/2019	378,606
105,000	Hilcorp Energy I LP / Hilcorp Finance Co.(c)	5.00%	12/01/2024	105,263
95,000	Newfield Exploration Co.	5.75%	01/30/2022	105,450
95,000	Oasis Petroleum, Inc.(c)	6.88%	03/15/2022	104,025
410,000	Phillips 66	5.88%	05/01/2042	492,213
495,000	Plains Exploration & Production Co.	6.50%	11/15/2020	551,306
70,000	SM Energy Co.	5.00%	01/15/2024	70,000
95,000	Ultra Petroleum Corp.(c)	5.75%	12/15/2018	99,988
				3,431,502
Packaging & Containers - 0.02%
105,000	Berry Plastics Corp.	5.50%	05/15/2022	105,722
80,000	Sealed Air Corp.(c)	6.50%	12/01/2020	90,400
				196,122
Pipelines - 0.08%
105,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp.	4.75%	11/15/2021	103,425
265,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	327,281
25,000	Kinder Morgan Energy Partners LP	6.50%	09/01/2039	29,546
330,000	ONEOK Partners LP	6.13%	02/01/2041	390,469
105,000	Southern Star Central Corp.(c)	5.13%	07/15/2022	106,050
				956,771
REITS - 0.12%
455,000	Boston Properties LP	4.13%	05/15/2021	484,409
490,000	ERP Operating LP	4.50%	07/01/2044	491,108
45,000	MPT Operating Partnership LP / MPT Finance Corp.	6.38%	02/15/2022	48,488
410,000	Simon Property Group LP	5.65%	02/01/2020	479,484
				1,503,489
Retail - 0.13%
485,000	Macy's Retail Holdings, Inc.	2.88%	02/15/2023	466,172
95,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	101,650
520,000	Wal-Mart Stores, Inc.	3.25%	10/25/2020	546,741
480,000	Wal-Mart Stores, Inc.	3.30%	04/22/2024	485,769
				1,600,332
Software - 0.13%
95,000	Activision Blizzard, Inc.(c)	5.63%	09/15/2021	102,600
570,000	Microsoft Corp.	2.13%	11/15/2022	546,497
225,000	Oracle Corp.	1.20%	10/15/2017	224,768
800,000	Oracle Corp.	2.38%	01/15/2019	814,218
				1,688,083
Telecommunications - 0.15%
450,000	AT&T, Inc.	5.35%	09/01/2040	490,451
75,000	CommScope, Inc.(c)	5.00%	06/15/2021	76,875
690,000	Motorola Solutions, Inc.	6.00%	11/15/2017	783,941
100,000	SBA Communications Corp.	5.63%	10/01/2019	106,375
430,000	Verizon Communications, Inc.	2.50%	09/15/2016	443,420
				1,901,062
Toys/Games/Hobbies - 0.04%
435,000	Mattel, Inc.	2.50%	11/01/2016	449,549

Principal Amount/Description		Rate	Maturity	Value
Transportation - 0.04%
$475,000	Burlington Northern Santa Fe LLC	3.00%	03/15/2023	$467,885

TOTAL U.S. CORPORATE BONDS
(Cost $42,312,331)				42,946,752

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.08%
200,000	Costa Rica Government International Bond(c)	7.00%	04/04/2044	208,800
740,000	Mexico Government International Bond	4.00%	10/02/2023	778,665

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $943,372)				987,465

COLLATERALIZED LOAN OBLIGATIONS - 0.77%
	Apidos CLO XVIII
500,000	Series 2014-18A(a)(c)	3.88%	07/22/2026	484,850
250,000	Series 2014-18A(a)(c)	5.43%	07/22/2026	235,350
	ARES CLO Ltd.
500,000	Series 2012-2A(a)(c)	4.94%	10/12/2023	501,802
	Avery Point II CLO Ltd.
250,000	Series 2013-2A(a)(c)	3.68%	07/17/2025	246,125
500,000	Series 2013-2A(a)(c)	3.68%	07/17/2025	480,943
	BlueMountain CLO Ltd.
500,000	Series 2012-1A(a)(c)	5.73%	07/20/2023	489,993
	Brookside Mill CLO Ltd.
250,000	Series 2013-1A(a)(c)	2.94%	04/17/2025	244,857
500,000	Series 2013-1A(a)(c)	3.29%	04/17/2025	468,243
500,000	Series 2013-1A(a)(c)	4.64%	04/17/2025	454,380
	Emerson Park CLO Ltd.
250,000	Series 2013-1A(a)(c)	2.98%	07/15/2025	246,887
	Flatiron CLO Ltd.
250,000	Series 2014-1A(a)(c)	3.08%	07/17/2026	246,150
250,000	Series 2014-1A(a)(c)	3.53%	07/17/2026	236,775
	Galaxy XV CLO Ltd.
500,000	Series 2013-15A(a)(c)	3.63%	04/15/2025	482,392
	GoldenTree Loan Opportunities IV Ltd.
250,000	Series 2007-4A(a)(c)	4.49%	08/18/2022	248,971
	Halcyon Loan Advisors Funding Ltd.
250,000	Series 2014-1A(a)(c)	3.28%	04/18/2026	247,735
	ING IM CLO Ltd.
250,000	Series 2013-3A(a)(c)	2.94%	01/18/2026	244,723
	LCM XIV LP
500,000	Series 2013-14A(a)(c)	3.73%	07/15/2025	479,977
	LCM XV LP
250,000	Series 2014-15A(a)(c)	3.33%	08/25/2024	250,328
	Magnetite CLO Ltd.
500,000	Series 2012-7A(a)(c)	5.48%	01/15/2025	479,866
	Nomad CLO Ltd.
250,000	Series 2013-1A(a)(c)	3.18%	01/15/2025	249,222
250,000	Series 2013-1A(a)(c)	3.73%	01/15/2025	240,661

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners XVI Ltd.
$500,000	Series 2013-1A(a)(c)	3.58%	07/17/2025	$477,918
500,000	Series 2013-1A(a)(c)	4.73%	07/17/2025	454,795
	OHA Intrepid Leveraged Loan Fund Ltd.
500,000	Series 2013-1AR(a)(c)	3.29%	04/20/2021	500,269
	Venture X CLO Ltd.
500,000	Series 2012-10A(a)(c)	4.43%	07/20/2022	493,900
	WhiteHorse III Ltd. Corp.
500,000	Series 2006-1A(a)(c)	2.08%	05/01/2018	496,971

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $9,691,069)				9,684,083

CONTINGENT CONVERTIBLE SECURITIES - 0.09%
700,000	Banco do Brasil SA(a)(c)(e)	9.00%	Perpetual Maturity	693,875
400,000	United Overseas Bank	3.75%	09/19/2024	404,252

TOTAL CONTINGENT CONVERTIBLE SECURITIES
(Cost $1,100,595)				1,098,127

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 22.41%
	Adjustable Rate Mortgage Trust
2,572,694	Series 2005-1(a)	2.75%	05/25/2035	2,469,900
2,265,842	Series 2005-7(a)	3.18%	10/25/2035	2,091,123
	Alternative Loan Trust
767,473	Series 2005-20CB	5.50%	07/25/2035	704,482
314,906	Series 2005-54CB	5.50%	11/25/2035	290,946
1,000,000	Series 2005-6CB	5.50%	04/25/2035	993,106
619,530	Series 2005-85CB(a)	21.08%	02/25/2036	786,168
2,933,599	Series 2005-85CB(a)	1.25%	02/25/2036	2,432,065
756,737	Series 2005-86CB	5.50%	02/25/2036	667,796
1,535,164	Series 2005-9CB(a)	4.90%	05/25/2035	197,396
864,394	Series 2005-9CB(a)	0.65%	05/25/2035	730,389
581,881	Series 2006-12CB(a)	5.75%	05/25/2036	473,935
2,698,758	Series 2006-15CB	6.50%	06/25/2036	2,156,076
366,790	Series 2006-30T1	6.25%	11/25/2036	335,409
296,687	Series 2006-32CB	5.50%	11/25/2036	265,470
563,921	Series 2006-36T2(a)	27.36%	12/25/2036	765,884
2,142,723	Series 2007-19	6.00%	08/25/2037	1,790,380
7,249,031	Series 2007-20	6.25%	08/25/2047	6,306,947
2,367,608	Series 2007-23CB(a)	6.35%	09/25/2037	556,386
2,479,603	Series 2007-23CB(a)	0.65%	09/25/2037	1,697,854
	American Home Mortgage Investment Trust
229,051	Series 2007-A(c)(g)	6.10%	01/25/2037	149,745
	BAMLL Commercial Mortgage Securities Trust
200,000	Series 2012-CLRN(a)(c)	1.75%	08/15/2014	200,147
300,000	Series 2012-CLRN(a)(c)	2.85%	08/15/2014	300,426
400,000	Series 2014-IP(a)(c)	0.00%	06/15/2028	397,440
	Banc of America Alternative Loan Trust
129,976	Series 2005-6	6.00%	07/25/2035	122,770

Principal Amount/Description		Rate	Maturity	Value
$234,857	Series 2005-6	5.50%	07/25/2035	$231,346
	Banc of America Commercial Mortgage Trust
500,000	Series 2007-5(a)	5.77%	10/10/2017	544,930
	Banc of America Funding Corp.
827,311	Series 2006-2	5.50%	03/25/2036	845,639
2,410,697	Series 2006-A(a)	2.75%	02/20/2036	2,042,468
1,448,268	Series 2008-R2(c)	6.00%	09/25/2037	1,525,192
	BCAP LLC Trust
294,973	Series 2007-AA2(a)	7.50%	04/25/2037	275,944
191,384	Series 2007-AA2	6.00%	04/25/2037	167,396
500,000	Series 2010-RR6(a)(c)	5.92%	11/26/2014	502,335
	Bear Stearns ALT-A Trust
2,653,999	Series 2004-11(a)	2.72%	11/25/2034	2,383,992
2,554,592	Series 2005-3(a)	2.50%	04/25/2035	2,028,039
2,532,426	Series 2006-6(a)	4.40%	11/25/2036	1,946,524
	Bear Stearns Asset-Backed Securities Trust
799,361	Series 2005-HE3(a)	1.17%	03/25/2035	795,823
3,810,083	Series 2006-AC1(g)	5.75%	02/25/2036	3,233,724
	Bear Stearns Commercial Mortgage Securities
500,000	Series 2006-PW13(a)	5.61%	08/11/2016	523,770
	Chase Mortgage Finance Trust
987,232	Series 2007-S3	5.50%	05/25/2037	948,327
	Citicorp Mortgage Securities Trust
1,648,995	Series 2007-1	6.00%	01/25/2037	1,691,937
915,091	Series 2007-2	5.50%	02/25/2037	915,197
	Citigroup Mortgage Loan Trust, Inc.
1,484,173	Series 2006-WF1(g)	5.55%	03/25/2036	1,108,316
2,054,172	Series 2007-OPX1(g)	6.33%	01/25/2037	1,266,307
2,000,000	Series 2008-AR4(a)(c)	2.75%	11/25/2038	1,833,916
1,400,000	Series 2008-AR4(a)(c)	2.83%	11/25/2038	1,354,689
1,380,342	Series 2010-8(a)(c)	8.24%	11/25/2036	1,213,217
4,093,789	Series 2010-8(a)(c)	7.67%	12/25/2036	3,475,099
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,100,000	Series 2007-CD4(a)	5.37%	12/11/2049	1,162,167
24,644,893	Series 2007-CD5(a)(c)	0.30%	11/15/2044	21,712
	CitiMortgage Alternative Loan Trust
1,462,690	Series 2007-A1	6.00%	01/25/2037	1,227,316
288,112	Series 2007-A1(a)	5.25%	01/25/2037	40,226
508,822	Series 2007-A3(a)	5.25%	03/25/2037	81,312
221,100	Series 2007-A3(a)	6.00%	03/25/2037	196,501
1,791,743	Series 2007-A4	5.75%	04/25/2037	1,562,884
1,534,520	Series 2007-A6	5.50%	06/25/2037	1,275,636
	COBALT CMBS Commercial Mortgage Trust
500,000	Series 2007-C2(a)	5.57%	04/15/2047	516,633
	Commercial Mortgage Pass-Through Certificates
925,323	Series 2010-C1(a)(c)	2.46%	07/10/2046	29,361
500,000	Series 2014-CR15(a)(c)	4.92%	02/10/2047	489,122
	Commercial Mortgage Trust
500,000	Series 2007-GG11(a)	6.06%	12/10/2049	523,409
400,000	Series 2007-GG9	5.48%	03/10/2039	431,494

Principal Amount/Description		Rate	Maturity	Value
	Countrywide Asset-Backed Certificates
$2,500,000	Series 2005-12(g)	5.56%	02/25/2036	$2,543,325
	Countrywide Home Loan Mortgage Pass-Through Trust
300,000	Series 2005-J4	5.50%	11/25/2035	300,659
6,246,636	Series 2006-18	6.00%	12/25/2036	5,774,178
888,410	Series 2007-17	6.00%	10/25/2037	872,198
913,716	Series 2007-3	6.00%	04/25/2037	840,691
1,242,764	Series 2007-7	5.75%	06/25/2037	1,148,106
	Credit Suisse First Boston Mortgage Securities Corp.
184,439	Series 1998-C2(a)(c)	6.75%	11/15/2030	191,109
158,458	Series 2005-10	5.50%	11/25/2035	140,215
140,258	Series 2005-8	5.50%	08/25/2025	135,413
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(g)	5.70%	09/25/2036	3,134,809
203,485	Series 2007-1(a)	5.90%	05/25/2037	112,679
	CSMC Mortgage-Backed Trust
369,669	Series 2006-1	6.00%	02/25/2036	281,348
215,702	Series 2006-4	5.50%	05/25/2021	205,687
1,397,980	Series 2006-5	6.25%	06/25/2036	820,729
165,337	Series 2006-9	6.00%	11/25/2036	164,035
5,211,763	Series 2007-1	6.00%	02/25/2037	4,639,985
46,448	Series 2007-2	5.00%	03/25/2037	46,093
749,582	Series 2007-3(a)	5.84%	04/25/2037	428,340
114,864	Series 2007-4	6.00%	06/25/2037	104,904
900,000	Series 2007-C4(a)	6.05%	09/15/2039	986,273
2,611,484	Series 2010-7R(a)(c)	6.71%	04/26/2037	2,509,696
	DBRR Trust
650,000	Series 2012-EZ1 B(c)	1.39%	09/25/2045	649,935
	Del Coronado Trust
500,000	Series 2013-HDC D(a)(c)	2.10%	03/15/2018	498,271
500,000	Series 2013-HDC E(a)(c)	2.80%	03/15/2018	496,064
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
727,362	Series 2005-6(a)	4.93%	12/25/2035	123,211
324,491	Series 2005-6(a)	1.55%	12/25/2035	248,922
3,944,069	Series 2007-1(a)	0.29%	08/25/2037	3,347,997
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
256,528	Series 2006-PR1(a)(c)	11.91%	04/15/2036	312,951
	First Horizon Alternative Mortgage Securities Trust
189,751	Series 2005-FA6	5.50%	09/25/2035	172,965
2,453,493	Series 2005-FA6	5.50%	09/25/2035	2,187,390
197,374	Series 2006-FA7	6.25%	12/25/2036	170,176
339,509	Series 2007-FA2	6.00%	04/25/2037	269,039
	First Horizon Mortgage Pass-Through Trust
4,907,511	Series 2007-AR3(a)	2.39%	11/25/2037	4,310,410
	GS Mortgage Securities Trust
400,000	Series 2006-GG6(a)	5.75%	02/10/2016	417,133
14,035,253	Series 2006-GG6(a)(c)	0.16%	04/10/2038	9,698
400,000	Series 2006-GG8	5.62%	11/10/2039	414,793
554,012	Series 2011-GC3(a)(c)	1.25%	03/10/2021	19,540
3,849,876	Series 2011-GC5(a)(c)	1.87%	08/10/2044	253,079

Principal Amount/Description		Rate	Maturity	Value
	GSAA Home Equity Trust
$376,889	Series 2005-7(a)	4.48%	05/25/2035	$388,253
760,772	Series 2006-18(g)	5.68%	11/25/2036	418,547
253,549	Series 2006-6(a)	5.69%	03/25/2036	152,741
1,309,945	Series 2007-2(g)	6.10%	03/25/2037	744,329
3,605,208	Series 2007-8(a)	0.50%	08/25/2037	3,093,968
	GSR Mortgage Loan Trust
1,505,046	Series 2005-AR4(a)	5.25%	07/25/2035	1,515,467
4,264,728	Series 2006-2F	5.25%	02/25/2036	3,598,092
3,316,246	Series 2007-AR2(a)	2.70%	05/25/2037	2,827,703
	HSI Asset Loan Obligation Trust
370,595	Series 2007-2	5.50%	09/25/2037	373,495
	IndyMac IMJA Mortgage Loan Trust
3,186,728	Series 2007-A1	6.00%	08/25/2037	2,814,116
	IndyMac IMSC Mortgage Loan Trust
5,926,952	Series 2007-F2	6.50%	07/25/2037	4,215,657
	IndyMac Index Mortgage Loan Trust
6,978,940	Series 2005-AR31(a)	2.43%	01/25/2036	6,112,812
2,620,898	Series 2005-AR35(a)	4.58%	02/25/2036	2,172,145
7,107,004	Series 2006-AR25(a)	2.71%	09/25/2036	5,450,518
1,570,492	Series 2007-FLX1(a)	0.33%	02/25/2037	1,511,385
	JP Morgan Alternative Loan Trust
682,302	Series 2005-S1	6.00%	12/25/2035	629,460
175,526	Series 2006-S1	5.00%	02/25/2021	168,121
1,646,650	Series 2006-S3(g)	6.12%	08/25/2036	1,588,216
	JP Morgan Chase Commercial Mortgage Securities Corp.
400,000	Series 2005-CB12(a)	5.14%	09/12/2037	396,623
7,205,506	Series 2006-LDP8(a)	0.73%	05/15/2045	74,296
494,130	Series 2006-LDP9	5.37%	05/15/2047	522,341
600,000	Series 2007-CB19(a)	5.89%	05/12/2017	654,394
4,000,000	Series 2007-CH1(g)	5.66%	05/25/2015	3,872,724
4,294,556	Series 2012-C8(a)	2.30%	09/15/2022	471,968
	JP Morgan Mortgage Acquisition Corp.
487,761	Series 2006-CH2(g)	5.46%	10/25/2036	382,901
	JP Morgan Mortgage Trust
406,301	Series 2007-S3	6.00%	07/25/2037	362,647
2,258,579	Series 2007-S3	6.00%	07/25/2037	2,017,864
	JP Morgan Resecuritization Trust
3,547,204	Series 2011-1(a)(c)	6.32%	06/26/2037	3,025,620
	LB-UBS Commercial Mortgage Trust
4,554,907	Series 2006-C7(a)(c)	0.85%	11/15/2038	62,120
3,416,180	Series 2006-C7(a)(c)	0.85%	11/15/2038	46,590
400,000	Series 2007-C2(a)	5.49%	02/15/2040	430,604
	LCM 4X D
250,000	Series 2014-4X(a)	2.08%	07/12/2017	249,970
	Lehman Mortgage Trust
1,295,079	Series 2006-6	5.50%	10/25/2036	1,063,865
4,245,388	Series 2006-7(a)	0.40%	11/25/2036	542,106
4,245,388	Series 2006-7(a)	7.60%	11/25/2036	1,262,374
2,461,177	Series 2006-8(a)	0.57%	12/25/2036	1,140,099
2,461,177	Series 2006-8(a)	6.43%	12/25/2036	632,990
2,672,595	Series 2007-10	6.00%	01/25/2038	2,663,655
714,684	Series 2007-10	6.50%	01/25/2038	648,755
	Lehman XS Trust
1,010,038	Series 2006-5(g)	5.89%	04/25/2036	944,717

Principal Amount/Description		Rate	Maturity	Value
	Madison Park Funding XIII Ltd.
$250,000	Series 2014-13A(a)(c)	3.58%	01/19/2025	$240,778
	MASTR Asset Securitization Trust
136,558	Series 2003-1	5.75%	02/25/2033	136,609
194,310	Series 2003-2	5.75%	04/25/2033	194,301
	Merrill Lynch Alternative Note Asset Trust
1,242,683	Series 2007-F1	6.00%	03/25/2037	862,630
	ML-CFC Commercial Mortgage Trust
33,375	Series 2007-8(a)	6.01%	03/12/2017	33,606
	Morgan Stanley Bank of America Merrill Lynch Trust
4,877,987	Series 2012-C5(a)(c)	2.03%	07/15/2022	438,995
300,000	Series 2014-C14(a)(c)	5.00%	02/15/2024	290,876
	Morgan Stanley Capital I Trust
500,000	Series 2006-HQ8(a)	5.68%	03/12/2044	523,843
500,000	Series 2007-HQ11(a)	5.51%	02/12/2044	531,450
21,710	Series 2007-HQ12(a)	0.40%	04/12/2049	21,454
900,000	Series 2007-IQ13	5.41%	03/15/2017	981,738
9,527,134	Series 2011-C1(a)(c)	1.09%	09/15/2047	192,038
	Morgan Stanley Mortgage Loan Trust
6,325,182	Series 2005-3AR(a)	2.55%	07/25/2035	5,535,945
360,216	Series 2006-11	6.00%	08/25/2036	300,794
2,219,134	Series 2006-7(a)	5.41%	06/25/2036	1,926,412
1,924,275	Series 2006-7	6.00%	06/25/2036	1,771,147
674,305	Series 2007-3XS(g)	5.70%	01/25/2047	489,435
	Morgan Stanley Re-REMIC Trust
724,212	Series 2011-R1(a)(c)	5.94%	02/26/2037	772,656
	Nomura Asset Acceptance Corp. Alternative Loan Trust
2,000,000	Series 2005-AP3(a)	5.32%	08/25/2035	1,540,670
	PHH Alternative Mortgage Trust
2,881,919	Series 2007-2	6.00%	05/25/2037	2,455,807
	Prime Mortgage Trust
231,241	Series 2006-1	5.50%	06/25/2036	216,176
143,366	Series 2006-DR1(c)	5.50%	05/25/2035	144,017
	RBSGC Structured Trust
488,215	Series 2008-B(c)	6.00%	06/25/2037	444,847
	Residential Accredit Loans, Inc.
487,802	Series 2004-QS15	5.25%	11/25/2034	511,929
4,080,357	Series 2005-QS17	6.00%	12/25/2035	3,442,295
7,550,383	Series 2006-QA5(a)	0.37%	07/25/2036	5,148,379
699,584	Series 2006-QS4	6.00%	04/25/2036	582,044
2,217,820	Series 2006-QS6	6.00%	06/25/2036	1,812,334
1,580,217	Series 2006-QS6	6.00%	06/25/2036	1,291,304
635,919	Series 2006-QS7(a)	5.45%	06/25/2036	92,388
211,973	Series 2006-QS7(a)	0.55%	06/25/2036	141,706
4,032,056	Series 2006-QS7	6.00%	06/25/2036	3,267,227
812,445	Series 2006-QS8(a)	5.40%	08/25/2036	115,487
270,815	Series 2006-QS8(a)	0.60%	08/25/2036	179,387
5,280,008	Series 2007-QS3	6.50%	02/25/2037	4,368,583
167,129	Series 2007-QS6	6.25%	04/25/2037	138,220
23,548	Series 2007-QS6(a)	53.73%	04/25/2037	53,741
1,819,731	Series 2007-QS9	6.50%	07/25/2037	1,538,865
454,782	Series 2008-QR1	6.00%	08/25/2036	354,550

Principal Amount/Description		Rate	Maturity	Value
	Residential Asset Mortgage Products, Inc.
$72,926	Series 2004-RS4(a)	5.07%	04/25/2034	$74,888
1,072,149	Series 2006-RS5(a)	0.32%	09/25/2036	1,035,279
	Residential Asset Securities Corp.
5,945,097	Series 2006-EMX6(a)	0.30%	05/25/2036	5,218,927
2,143,905	Series 2007-KS4(a)	0.33%	05/25/2037	2,132,099
	Residential Asset Securitization Trust
910,429	Series 2006-A1	6.00%	04/25/2036	746,328
1,832,875	Series 2006-A2	6.00%	05/25/2036	1,528,464
1,237,466	Series 2006-A6	6.50%	07/25/2036	802,119
8,561,115	Series 2006-A7CB	6.25%	07/25/2036	8,183,784
453,089	Series 2006-A8(a)	5.75%	08/25/2036	113,455
825,757	Series 2006-A8	6.00%	08/25/2036	765,492
213,994	Series 2006-A8	6.50%	08/25/2036	150,603
2,622,523	Series 2007-A1	6.00%	03/25/2037	2,054,524
4,649,106	Series 2007-A2	6.00%	04/25/2037	4,093,459
165,897	Series 2007-A6	6.00%	06/25/2037	155,153
4,364,670	Series 2007-A7	6.00%	07/25/2037	3,346,925
	Residential Funding Mortgage Securities I, Inc.
2,636,534	Series 2006-S3	5.50%	03/25/2036	2,416,932
623,647	Series 2006-S6	6.00%	07/25/2036	577,398
4,419,275	Series 2006-S6	6.00%	07/25/2036	4,026,317
1,096,442	Series 2007-S3	6.00%	03/25/2037	1,013,991
889,708	Series 2007-S6	6.00%	06/25/2037	816,837
	RREF LLC
428,972	Series 2013-LT2 A(c)	2.83%	12/20/2015	429,402
	Sequoia Mortgage Trust
5,271,319	Series 2007-3(a)	2.55%	07/20/2037	4,410,307
	SMA Issuer I LLC
41,127	Series 2012-LV1(c)	3.50%	09/20/2014	41,143
	Structured Adjustable Rate Mortgage Loan Trust
2,118,736	Series 2005-15(a)	2.60%	07/25/2035	1,720,854
	Structured Asset Securities Corp.
418,453	Series 2005-RF1(a)(c)	0.50%	03/25/2035	354,650
434,369	Series 2005-RF1(a)(c)	5.27%	03/25/2035	63,359
	TBW Mortgage-Backed Trust
1,839,016	Series 2006-2	7.00%	07/25/2036	880,887
	Wachovia Bank Commercial Mortgage Trust
16,777,496	Series 2006-C27(a)(c)	0.45%	07/15/2045	101,991
400,000	Series 2006-C28(a)	5.63%	10/15/2048	411,024
1,540,477	Series 2006-C29(a)	0.53%	11/15/2048	13,810
400,000	Series 2007-C30(a)	5.41%	12/15/2043	414,862
500,000	Series 2007-C33(a)	6.14%	07/15/2017	558,313
	Washington Mutual Alternative Mortgage Pass-Through Certificates
4,218,556	Series 2005-1	6.00%	03/25/2035	4,238,746
154,370	Series 2005-9	5.50%	11/25/2035	128,255
1,062,393	Series 2006-5	6.00%	07/25/2036	823,936
	Wells Fargo Alternative Loan Trust
1,778,289	Series 2007-PA2(a)	0.58%	06/25/2037	1,308,837
1,778,289	Series 2007-PA2(a)	5.92%	06/25/2037	302,466
717,564	Series 2007-PA3	5.75%	07/25/2037	655,178
2,042,739	Series 2007-PA3	6.25%	07/25/2037	1,878,247

Principal Amount/Description		Rate	Maturity	Value
	Wells Fargo Mortgage-Backed Securities Trust
$4,826,086	Series 2005-12	5.50%	11/25/2035	$4,901,146
1,736,103	Series 2006-11	6.00%	09/25/2036	1,699,593
533,431	Series 2006-2	5.50%	03/25/2036	514,349
220,376	Series 2006-2	5.75%	03/25/2036	224,781
1,942,423	Series 2007-13	6.00%	09/25/2037	1,994,152
2,068,296	Series 2007-14	6.00%	10/25/2037	2,110,104
1,845,900	Series 2007-2	6.00%	03/25/2037	1,814,532
868,436	Series 2007-5	5.50%	05/25/2037	918,946
	WF-RBS Commercial Mortgage Trust
4,845,922	Series 2012-C9(a)(c)	2.39%	11/15/2045	580,406
4,982,327	Series 2014-C19(a)	1.50%	03/15/2047	414,943

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $246,097,418)				280,067,290

U.S. GOVERNMENT BONDS AND NOTES - 3.11%
5,500,000	U.S. Treasury Bonds	1.63%	08/15/2022	5,220,276
4,350,000	U.S. Treasury Bonds	2.75%	11/15/2023	4,456,031
3,350,000	U.S. Treasury Bonds	3.75%	08/15/2041	3,632,656
1,800,000	U.S. Treasury Bonds	3.63%	02/15/2044	1,896,609
3,950,000	U.S. Treasury Notes	0.13%	07/31/2014	3,950,308
5,450,000	U.S. Treasury Notes	0.25%	09/30/2014	5,452,872
2,800,000	U.S. Treasury Notes	1.00%	06/30/2019	2,713,704
6,000,000	U.S. Treasury Notes	1.00%	08/31/2019	5,795,862
5,750,000	U.S. Treasury Notes	1.88%	06/30/2020	5,743,710

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $38,430,972)				38,862,028

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 11.80%
	Federal Home Loan Mortgage Corp. Pool
918,364	Series Pool #G01840	5.00%	07/01/2035	1,019,808
398,226	Series Pool #G04817	5.00%	09/01/2038	440,632
	Federal Home Loan Mortgage Corp. REMICS
3,813,947	Series 2003-2722(a)	9.72%	12/15/2033	4,582,034
824,322	Series 2005-R003	5.50%	10/15/2035	914,809
4,281,302	Series 2006-3244(a)	6.51%	11/15/2036	725,886
226,037	Series 2007-3261(a)	6.28%	01/15/2037	35,163
1,635,222	Series 2007-3262(a)	6.25%	01/15/2037	229,142
2,911,172	Series 2007-3301(a)	5.95%	04/15/2037	406,766
2,206,903	Series 2007-3303(a)	5.95%	04/15/2037	309,291
4,161,588	Series 2007-3303(a)	5.93%	04/15/2037	580,292
1,944,867	Series 2007-3382(a)	5.85%	11/15/2037	251,827
2,097,747	Series 2007-3384(a)	6.16%	08/15/2036	303,024
1,390,533	Series 2007-3384(a)	6.24%	11/15/2037	201,687
1,600,091	Series 2008-3417(a)	6.03%	02/15/2038	180,642
10,328,402	Series 2008-3419(a)	6.28%	02/15/2038	1,728,665
42,173,323	Series 2008-3423(a)	0.35%	03/15/2038	441,049
1,938,105	Series 2008-3423(a)	5.50%	03/15/2038	247,851
19,336,248	Series 2008-3435(a)	5.83%	04/15/2038	2,607,512
4,511,640	Series 2009-3510(a)	6.60%	02/15/2037	830,079

Principal Amount/Description		Rate	Maturity	Value
$1,458,284	Series 2009-3523(a)	5.85%	04/15/2039	$217,047
278,744	Series 2009-3524	5.15%	06/15/2038	288,355
165,020	Series 2009-3549(a)	5.65%	07/15/2039	21,296
3,108,599	Series 2009-3560(a)	6.25%	11/15/2036	487,319
1,248,302	Series 2010-3630(a)	1.93%	03/15/2017	45,181
1,281,625	Series 2010-3641	4.50%	03/15/2040	1,378,132
238,583	Series 2010-3688	4.00%	07/15/2029	242,792
1,899,546	Series 2010-3726(a)	5.90%	09/15/2040	274,674
11,201,810	Series 2010-3728(a)	4.30%	09/15/2040	1,135,035
32,446	Series 2010-3745(a)	9.70%	10/15/2040	32,550
141,975	Series 2010-3766(a)	9.70%	11/15/2040	144,027
750,000	Series 2010-3779	3.50%	12/15/2030	752,020
250,000	Series 2010-3779	4.00%	12/15/2030	265,310
469,443	Series 2010-3779	4.50%	12/15/2040	486,722
135,973	Series 2011-3786(a)	9.20%	01/15/2041	134,275
1,146,185	Series 2011-3795	4.00%	01/15/2041	1,158,988
191,547	Series 2011-3798(a)	9.20%	11/15/2040	193,148
34,232	Series 2011-3805(a)	9.20%	02/15/2041	34,207
600,000	Series 2011-3808	3.50%	02/15/2031	602,921
61,392	Series 2011-3809(a)	9.20%	02/15/2041	61,909
3,229,827	Series 2011-3815(a)	5.70%	02/15/2041	411,622
500,000	Series 2011-3824	3.50%	03/15/2031	501,554
1,692,884	Series 2011-3824(a)	6.95%	08/15/2036	257,909
711,254	Series 2011-3857(a)	8.96%	05/15/2041	715,099
1,416,018	Series 2011-3863	5.50%	08/15/2034	1,556,944
901,689	Series 2011-3864(a)	8.90%	05/15/2041	912,503
1,178,949	Series 2011-3871	5.50%	06/15/2041	1,378,301
2,771,971	Series 2011-3872(a)	5.80%	06/15/2041	389,911
2,022,348	Series 2011-3888	4.00%	07/15/2041	2,019,630
3,191,924	Series 2011-3894	4.50%	07/15/2041	3,473,002
2,303,707	Series 2011-3910	5.00%	08/15/2041	2,500,301
3,702,794	Series 2011-3924(a)	5.85%	09/15/2041	516,021
46,615	Series 2011-3924(a)	9.26%	09/15/2041	46,102
4,145,654	Series 2011-3925	3.00%	09/15/2021	303,429
3,249,429	Series 2012-4057	4.00%	06/15/2042	3,278,053
9,718,101	Series 2013-4196(a)	5.22%	03/15/2043	8,202,175
9,768,631	Series 2013-4239(h)	0.00%	07/15/2043	5,748,390
9,299,759	Series 2014-4302(a)	6.00%	02/15/2044	1,355,589
	Federal National Mortgage Association Pool
255,031	Series Pool #555743	5.00%	09/01/2033	284,693
307,330	Series Pool #735382	5.00%	04/01/2035	342,073
793,275	Series Pool #735383	5.00%	04/01/2035	882,919
571,239	Series Pool #735484	5.00%	05/01/2035	635,634
199,830	Series Pool #AH4437	4.00%	01/01/2041	209,956
962,434	Series Pool #MA0264	4.50%	12/01/2029	1,048,516
2,308,091	Series Pool #MA3894	4.00%	09/01/2031	2,482,481
	Federal National Mortgage Association REMICS
317,919	Series 2004-46(a)	5.85%	03/25/2034	39,653
1,731,641	Series 2005-104(a)	6.55%	12/25/2033	118,687
826,683	Series 2006-101(a)	6.43%	10/25/2036	113,820
2,387,008	Series 2006-123(a)	6.17%	01/25/2037	394,728
11,158,649	Series 2006-92(a)	6.43%	10/25/2036	1,868,404
423,100	Series 2007-102(a)	6.25%	11/25/2037	67,206
791,714	Series 2007-108(a)	6.21%	12/25/2037	105,850
124,858	Series 2007-30(a)	5.96%	04/25/2037	15,183

Principal Amount/Description		Rate	Maturity	Value
$1,646,368	Series 2007-38(a)	5.93%	05/25/2037	$206,043
122,719	Series 2007-51(a)	5.95%	06/25/2037	14,871
246,488	Series 2007-53(a)	5.95%	06/25/2037	30,785
1,895,630	Series 2007-57(a)	6.47%	10/25/2036	298,685
1,794,358	Series 2007-68(a)	6.50%	07/25/2037	253,367
2,435,493	Series 2008-3(a)	6.31%	02/25/2038	377,316
1,522,822	Series 2008-56(a)	5.91%	07/25/2038	173,542
734,684	Series 2008-81	5.50%	09/25/2038	798,531
1,919,208	Series 2009-111	5.00%	01/25/2040	2,059,855
1,765,191	Series 2009-111(a)	6.10%	01/25/2040	202,573
2,732,501	Series 2009-12(a)	6.45%	03/25/2036	548,763
223,910	Series 2009-28(a)	5.85%	04/25/2037	32,587
1,261,320	Series 2009-41	4.50%	06/25/2039	1,346,934
925,014	Series 2009-42(a)	5.85%	06/25/2039	124,137
2,329,234	Series 2009-47(a)	5.95%	07/25/2039	346,443
1,314,524	Series 2009-62(a)	5.95%	08/25/2039	130,647
443,492	Series 2009-66(a)	5.65%	02/25/2038	52,996
428,634	Series 2009-68(a)	5.10%	09/25/2039	41,554
18,497	Series 2010-109(a)	53.34%	10/25/2040	64,163
2,992,368	Series 2010-11(a)	4.65%	02/25/2040	314,441
394,769	Series 2010-111(a)	5.85%	10/25/2040	42,492
580,772	Series 2010-112	4.00%	10/25/2040	609,856
1,333,373	Series 2010-115(a)	6.45%	11/25/2039	195,248
5,357,121	Series 2010-115(a)	5.85%	10/25/2040	1,068,783
2,937,671	Series 2010-15(a)	4.80%	03/25/2040	301,211
544,808	Series 2010-34(a)	4.78%	04/25/2040	60,851
218,631	Series 2010-4(a)	6.08%	02/25/2040	34,277
542,025	Series 2010-58(a)	12.08%	06/25/2040	621,202
2,702,407	Series 2010-75	4.50%	07/25/2040	2,931,744
435,724	Series 2010-9(a)	5.15%	02/25/2040	45,894
3,204,021	Series 2010-9(a)	4.60%	02/25/2040	327,774
122,612	Series 2010-90(a)	5.85%	08/25/2040	15,191
500,000	Series 2011-16	3.50%	03/25/2031	496,791
2,865,464	Series 2011-2	4.00%	02/25/2041	2,912,526
1,000,000	Series 2011-25	3.00%	04/25/2026	1,003,860
500,000	Series 2011-29	3.50%	04/25/2031	494,189
1,200,000	Series 2011-48(a)	8.90%	06/25/2041	1,235,688
2,966,531	Series 2011-5(a)	6.25%	11/25/2040	402,113
3,369,148	Series 2011-58(a)	6.40%	07/25/2041	488,574
12,034,717	Series 2012-106(a)	6.01%	10/25/2042	1,713,744
2,275,480	Series 2012-124(a)	7.52%	11/25/2042	2,053,049
737,351	Series 2012-140(a)	7.61%	12/25/2042	691,682
8,679,721	Series 2012-20	3.50%	03/25/2042	8,222,377
3,245,323	Series 2012-29(a)	5.85%	04/25/2042	448,095
2,927,649	Series 2012-32	5.00%	04/25/2042	538,802
675,173	Series 2012-55(a)	6.72%	05/25/2042	609,838
11,482,199	Series 2012-65(a)	5.83%	06/25/2042	2,032,200
4,682,070	Series 2012-92	3.50%	08/25/2042	4,288,570
7,145,806	Series 2013-19(a)	5.22%	03/25/2043	6,043,923
9,646,208	Series 2013-51(a)	5.22%	04/25/2043	8,090,053
	Government National Mortgage Association
175,861	Series 2004-83(a)	5.93%	10/20/2034	26,665
179,040	Series 2008-6(a)	6.31%	02/20/2038	25,491
168,801	Series 2008-67(a)	5.85%	08/20/2038	22,429
2,589,056	Series 2008-69(a)	7.48%	08/20/2038	506,404

Principal Amount/Description		Rate	Maturity	Value
$164,018	Series 2009-10(a)	6.50%	02/16/2039	$30,645
2,512,980	Series 2009-35	4.50%	05/20/2039	2,716,657
190,873	Series 2009-6(a)	5.80%	02/20/2038	27,357
4,436,073	Series 2009-75	5.00%	09/20/2039	4,989,726
10,983,607	Series 2010-26(a)	6.10%	02/20/2040	2,113,378
313,210	Series 2010-61(a)	6.40%	09/20/2039	43,832
1,669,942	Series 2010-98(a)	5.91%	03/20/2039	186,123
38,645	Series 2011-12(h)	0.00%	12/20/2040	28,860
2,892,922	Series 2011-45	4.50%	03/20/2041	3,096,388
2,883,182	Series 2011-69(h)	0.00%	05/20/2041	2,424,159
2,297,078	Series 2011-71	4.50%	02/20/2041	2,472,891
4,901,281	Series 2011-71(a)	5.25%	05/20/2041	648,351
1,371,527	Series 2011-72(a)	6.00%	05/20/2041	232,234
7,638,085	Series 2011-89(a)	5.30%	06/20/2041	1,010,885
3,418,379	Series 2012-105(a)	6.05%	01/20/2041	498,882
12,372,190	Series 2013-148(a)	5.53%	10/16/2043	1,733,653
17,524,500	Series 2014-95(a)	6.10%	06/16/2044	3,022,976

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $168,381,573)				147,465,221

Shares/Description		Value
SHORT-TERM INVESTMENTS - 18.73%
234,038,241	State Street Institutional Trust (7 Day Yield 0.00%)	234,038,241

TOTAL SHORT-TERM INVESTMENTS
(Cost $234,038,241)		234,038,241

TOTAL INVESTMENTS - 99.78%
(Cost $1,215,504,377)		1,247,013,252
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.22%		2,790,373
NET ASSETS - 100.00%		$1,249,803,625

(a)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $58,848,702, which represents approximately 4.71% of net assets as of June 30, 2014.

(d)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2014, the aggregate market value of those securities was $19,777,122, representing 1.58% of net assets.

(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Less than 0.005% of net assets.

(g)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2014.
(h)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:
BV - Besloten Vennootschap a Dutch private limited liability company.
CLO - Collateralized Loan Obligation.
GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
LLC - Limited Liability Corp.
LP - Limited Partnership.
Ltd. - Limited.
MLP – Master Limited Partnership.
PLC - Public Limited Co.
REMICS - Real Estate Mortgage Investment Conduits.
Re-REMICS - Re-Securitized Real Estate Mortgage Investment Conduits.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAA - Sociedad Anónima Abierta - A publicly traded corporation.
SAB de CV - A variable capital company.
SAC - Sociedad Anónima Cerrada - A privately held corporation.
S de rl - Sociedad de Responsabilidad.
S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable.
SCS - Société en commandite simple.

See Notes to Quarterly Schedule of Investments.

RiverNorth Equity Opportunity Fund

SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 78.20%
51,119	Adams Express Co.	$702,886
32,638	AllianzGI Equity & Convertible Income Fund	659,288
50,997	Alpine Total Dynamic Dividend Fund	454,893
35,163	Boulder Growth & Income Fund, Inc.	299,589
35,385	Boulder Total Return Fund, Inc.	907,976
14,200	CBRE Clarion Global Real Estate Income Fund	129,362
14,373	Central Securities Corp.	337,047
55,150	Clough Global Allocation Fund	854,819
41,200	Clough Global Opportunities Fund	535,600
48,750	Cornerstone Progressive Return Fund	223,763
15,570	General American Investors Co., Inc.	573,286
64,120	Liberty All Star® Equity Fund	385,361
47,114	Neuberger Berman Real Estate Securities Income Fund, Inc.	235,570
73,069	Royce Focus Trust, Inc.	624,740
10,350	Royce Value Trust, Inc.	165,600
1,500	Source Capital, Inc.	104,970
7,700	Swiss Helvetia Fund, Inc.	112,189
9,106	The Denali Fund, Inc.	195,415
18,986	The Gabelli Dividend & Income Trust	415,793
26,786	Tri-Continental Corp.	561,970

TOTAL CLOSED-END FUNDS
(Cost $7,640,647)		8,480,117

EXCHANGE-TRADED FUNDS - 19.96%
17,375	iShares® Russell 1000® Value ETF	1,759,566
2,071	SPDR® S&P 500® ETF Trust	405,336

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,991,552)		2,164,902

RIGHTS - 0.04%
11,169	The Gabelli Healthcare & WellnessRx Trust, $9.00, 07/08/2014(a)	4,307

TOTAL RIGHTS
(Cost $0)		4,307

TOTAL INVESTMENTS - 98.20%
(Cost $9,632,199)		10,649,326
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.80%		194,983
NET ASSETS - 100.00%		$10,844,309

(a)	Non-income producing security.

Common Abbreviations:
ETF - Exchange Traded Fund.
S&P - Standard and Poor's.
SPDR - Standard and Poor's Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 24.80%
8,600	Advent/Claymore Enhanced Growth & Income Fund	$88,580
38,574	Apollo Tactical Income Fund, Inc.	707,443
39,206	Ares Multi-Strategy Credit Fund, Inc.	857,043
41,400	Bancroft Fund Ltd.	835,452
73,442	BlackRock Corporate High Yield Fund, Inc.	902,602
33,518	BlackRock Credit Allocation Income Trust	460,873
575,151	BlackRock Debt Strategies Fund, Inc.	2,358,119
81,327	BlackRock Multi-Sector Income Trust	1,504,550
33,376	Blackstone/GSO Long-Short Credit Income Fund	591,757
10,174	Blackstone/GSO Senior Floating Rate Term Fund	182,216
30,998	Blackstone/GSO Strategic Credit Fund	550,834
76,486	Brookfield Mortgage Opportunity Income Fund, Inc.	1,346,154
44,005	DWS High Income Opportunities Fund, Inc.	649,954
40,669	DWS High Income Trust	382,695
31,020	Eaton Vance Floating-Rate Income Plus Fund	558,670
19,485	Eaton Vance Senior Income Trust	132,693
16,474	First Trust High Income Long/Short Fund	299,003
55,745	Ivy High Income Opportunities Fund	1,031,283
1,454	KKR Income Opportunities Fund	27,117
33,849	Legg Mason BW Global Income Opportunities Fund, Inc.	621,129
173,771	Nuveen Credit Strategies Income Fund	1,626,497
18,459	Nuveen Flexible Investment Income Fund	347,214
5,200	Nuveen Floating Rate Income Fund	62,920
18,903	Nuveen Global Income Opportunities Fund	241,013
37,529	Nuveen Mortgage Opportunity Term Fund	923,213
1,400	Nuveen Preferred & Income Term Fund	32,872
10,538	Nuveen Short Duration Credit Opportunities Fund	193,899
53,471	PIMCO Dynamic Credit Income Fund	1,273,679
10,384	PIMCO Dynamic Income Fund	353,991
42,900	PIMCO Income Strategy Fund II	474,474
12,666	Principal Real Estate Income Fund	241,541
93,095	The New America High Income Fund, Inc.	934,674
10,800	Virtus Global Multi-Sector Income Fund	192,888
18,818	Western Asset Global Corporate Defined Opportunity Fund, Inc.	351,708
42,713	Western Asset Managed High Income Fund, Inc.	247,735

TOTAL CLOSED-END FUNDS
(Cost $20,909,481)		21,586,485

PREFERRED STOCKS - 0.16%
2,690	Gabelli Global Utility & Income Trust, 3.000%, Perpetual Maturity(a)	135,253

TOTAL PREFERRED STOCKS
(Cost $138,105)		135,253

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 25.81%
Bermuda - 0.25%
$79,800	Belmond Interfin Ltd., Dollar Term Loan	4.00%	03/19/2021	80,150

Principal Amount/Description		Rate	Maturity	Value
$99,750	Belmond Interfin Ltd., Euro Term Loan	4.25%	03/19/2021	$137,698
				217,848
Canada - 0.30%
188,465	Atrium Innovations, Inc., Initial Tranche B-2 First Lien Term Loan	4.50%	02/15/2021	256,774

Denmark - 0.55%
350,000	Nets Holding A/s, Euro Term Loan(b)	E+3.50%	05/14/2021	481,651

France - 0.69%
235,000	Financiere Chopin (aka Ceva Sante Animale), Term B Loan(b)	E+3.50%	03/26/2021	324,703
200,000	Numericable Group SA, Euro Denominated Tranche B-1 Loan(b)	E+3.75%	05/21/2020	275,730
				600,433
Germany - 0.86%
200,000	Braas Monier Building Group Holding S.A.R.L., Facility B Term Loan	4.83%	10/15/2020	276,570
300,000	INA Beteiligungsgesellschaft Mit Beschrankter Haftung (fka Schaeffler AG), Facility E Loan(b)	L+3.00%	05/15/2020	301,751
120,000	Mauser Holding GmbH, First Lien Term Loan(b)	E+3.75%	06/06/2021	165,241
				743,562
Great Britain - 1.10%
200,000	Devix Topco (fka Rexam Healthcare), First Lien Term B Loan	4.25%	05/03/2021	200,751
100,000	Frontier Bidco Ltd., Facility B Term Loan	5.63%	11/27/2020	171,674
588,525	Mergermarket USA, Inc., First Lien Initial Term Loan	4.50%	02/04/2021	581,536
				953,961
Ireland - 0.25%
219,450	Mallinckrodt International Finance SA, Initial Term B Loan	3.50%	03/19/2021	219,758

Luxembourg - 0.66%
405,000	Evergreen Skills Lux S.A.R.L., First Lien Initial Term Loan	4.50%	04/28/2021	405,634
165,000	Evergreen Skills Lux S.A.R.L., Second Lien Initial Term Loan	7.75%	04/28/2022	164,072
				569,706
Singapore - 0.36%
315,000	Avago Technologies Cayman Ltd., Term Loan	3.75%	05/06/2021	316,342

South Korea - 0.28%
245,000	Doosan Infracore International, Inc., Tranche B Term Loan(b)	L+3.50%	05/28/2021	246,991

Spain - 0.13%
114,713	Grifols Worldwide Operations Ltd., Tranche B Term Loan	3.15%	02/27/2021	114,723

United States - 20.38%
221,619	Alaska Communications Systems Holdings, Inc., Term Loan	6.25%	10/21/2016	224,112

Principal Amount/Description		Rate	Maturity	Value
$565,000	American Rock Salt Co. LLC, First Lien Term Loan(b)	L+3.75%	05/20/2021	$565,605
240,000	American Rock Salt Co. LLC, Second Lien Delayed Draw Loan(b)	L+7.00%	05/20/2022	242,400
165,000	Anchor Glass, Inc., Term Loan(b)	L+3.25%	05/16/2021	165,696
248,734	Arch Coal, Inc., Term Loan	6.25%	05/16/2018	244,823
175,000	AssuredPartners Capital, Inc., First Lien Term Loan	4.50%	04/02/2021	175,629
225,000	Atkore International, Inc., First Lien Term Loan	4.50%	04/09/2021	225,376
358,200	Caesars Entertainment Resort Properties LLC, Term B Loan	7.00%	10/11/2020	360,999
200,000	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Extended Euro Term Loan(b)	E+4.00%	05/20/2021	275,229
75,000	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Term Loan	4.50%	05/20/2021	75,529
608,475	Cengage Learning Acquisitions, Inc. (aka Thomson Learning), Term Loan	7.00%	03/31/2020	616,178
448,843	Chrysler Group LLC, Term B Loan	3.50%	05/24/2017	450,982
94,501	Chrysler Group LLC, Tranche B Term Loan	3.25%	12/31/2018	94,334
450,000	ClubCorp Club Operations, Inc., Term Loan	4.00%	07/24/2020	450,704
500,000	Connolly Intermediate, Inc., First Lien Initial Term Loan(b)	L+4.00%	05/14/2021	506,750
164,588	CPI International Acquisition, Inc. (fka Catalyst Holdings, Inc.), Term B Loan	4.25%	04/07/2021	165,359
390,000	Crimson Merger Sub, Inc. (fka Ortho-Clinical Diagnostics), Initial Term Loan(b)	L+3.75%	06/30/2021	393,520
190,000	Emmis Operating Co., Term Loan	5.75%	06/10/2021	191,425
450,000	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	6.75%	06/06/2021	452,813
150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	10.00%	06/06/2022	153,375
445,000	Energy Future Intermediate Holding Co. LLC, Term Loan(b)	L+3.25%	06/19/2016	448,139
235,000	Entegris, Inc., Tranche B Term Loan	3.75%	04/30/2021	233,605
248,747	Excelitas Technology Corp., Term B Loan	6.00%	11/02/2020	251,130
300,000	F.C. Internazionale Milano S.P., First Lien Term B Loan(b)	E+5.50%	05/20/2019	395,920
420,000	Fieldwood Energy LLC, Second Lien Term Loan	8.13%	09/30/2020	433,913
321,734	Getty Images, Inc., Initial Term Loan	4.75%	10/18/2019	311,679
130,000	Gray Television, Inc., Initial Term Loan(b)	L+3.00%	06/13/2021	130,823
390,000	Grede Holdings LLC, Initial Term Loan(b)	L+3.75%	06/02/2021	392,356
229,425	Hi-Crush Partners LP, Advance Term Loan	4.75%	04/28/2021	231,719
299,250	HUB International Ltd., Initial Term Loan	4.25%	10/02/2020	300,185
249,375	Hudson Products Holdings, Inc., Term Loan	5.00%	03/15/2019	250,518
184,538	IMS Health, Inc., Term B Dollar Loan	3.50%	03/17/2021	183,794
290,000	Interactive Data Corp., Term Loan(b)	L+3.75%	05/02/2021	292,901
185,000	Jonah Energy LLC, Second Lien Initial Term Loan	7.50%	05/12/2021	186,928
124,688	KAR Auction Services, Inc., Tranche B-2 Term Loan	3.50%	03/11/2021	124,668
100,000	Michaels Stores, Inc., Term B2 Loan(b)	L+3.00%	01/28/2020	100,161
365,000	Millennium Laboratories LLC, Tranche B Term Loan	5.25%	04/16/2021	369,260

Principal Amount/Description		Rate	Maturity	Value
$290,000	Minerals Technologies, Inc., Initial Term Loan	4.00%	05/07/2021	$291,904
299,250	MTL Publishing LLC (aka EMI Music Publishing Group North America Holdings, Inc.), Term B Loan	3.75%	06/29/2018	299,157
553,613	Neiman Marcus Group, Inc., Term Loan	4.25%	10/25/2020	553,186
189,525	Pelican Products, Inc., First Lien Term Loan	5.25%	04/10/2020	191,420
213,914	PQ Corp., Term Loan	4.00%	08/07/2017	214,872
250,000	Quicksilver Resources, Inc., Second Lien Term Loan	7.00%	06/21/2019	244,845
119,400	Realogy Corp., Initial Term B Loan	3.75%	03/05/2020	119,549
214,463	Rent-A-Center, Inc., Term Loan	3.75%	03/19/2021	213,390
124,688	Road Infrastructure Investment LLC, First Lien Term Loan	4.25%	03/31/2021	124,792
244,360	Sandy Creek Energy Associates L.P., Term Loan	5.00%	11/09/2020	246,888
110,000	Signode Industrial Group Lux SA, Initial Euro Term Loan	4.25%	05/01/2021	151,376
525,000	Stater Bros. Markets, Term B Loan(b)	L+3.75%	05/12/2021	529,594
229,425	Sungard Availability Services Capital, Inc., Tranche B Term Loan	6.00%	03/29/2019	228,350
130,949	Tekni-Plex, Inc., Term Loan	4.75%	08/10/2019	130,949
195,000	Telenet International Finance, Term Y Facility Loan(b)	E+3.50%	06/30/2023	267,347
374,253	Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan	3.75%	05/05/2016	376,825
288,895	Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan(b)	L+3.00%	05/05/2016	290,882
295,000	Time, Inc., Term Loan	4.25%	04/26/2021	297,214
243,775	Toys "R" US Property Co. I LLC, Initial Term Loan	6.00%	08/21/2019	235,039
448,875	Trans Union LLC, Term Loan	4.00%	04/09/2021	449,757
323,637	Tronox Pigments BV, Term Loan	4.00%	03/19/2020	324,710
139,295	United Airlines, Inc. (fka Continental Airlines, Inc.), Term B Loan	3.50%	04/01/2019	139,108
155,000	UTEX Industries, Inc., First Lien Initial Term Loan	5.00%	05/21/2021	157,131
100,000	Vantiv LLC (fka Fifth Third Processing Solutions LLC), Term B Loan(b)	L+3.00%	06/13/2021	101,000
247,500	Windsor Quality Food Co. Ltd., Term B Loan	5.00%	12/26/2020	246,779
180,000	WP Mustang Holdings LLC, Term B Loan	5.50%	05/28/2021	182,138
224,438	XO Communications LLC, Initial Term Loan	4.25%	03/20/2021	226,104
238,789	Zuffa LLC, Initial Term Loan	3.75%	02/25/2020	239,461
				17,742,304

TOTAL BANK LOANS
(Cost $22,282,552)				22,464,053

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 0.25%
8,803	Medley Capital Corp.	6.13%	03/30/2023	$219,723

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES
(Cost $220,026)				219,723

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 41.07%
Australia - 0.17%
$140,000	FMG Resources August 2006 Pty. Ltd.(c)	6.88%	04/01/2022	150,675

Belgium - 0.46%
270,000	Ontex IV SA(d)	9.00%	04/15/2019	401,137

Bermuda - 0.24%
200,000	Seadrill Ltd.(c)	5.63%	09/15/2017	211,500

Canada - 1.81%
160,000	First Quantum Minerals Ltd.(c)	7.25%	05/15/2022	167,200
285,000	Harvest Operations Corp.	6.88%	10/01/2017	310,650
80,000	HudBay Minerals, Inc.	9.50%	10/01/2020	88,400
130,000	Kodiak Oil & Gas Corp.	5.50%	02/01/2022	135,525
219,000	Novelis, Inc.	8.75%	12/15/2020	244,185
260,000	Precision Drilling Corp.	6.63%	11/15/2020	279,500
100,000	Valeant Pharmaceuticals International, Inc.(c)	7.50%	07/15/2021	111,125
235,000	Valeant Pharmaceuticals International, Inc.(c)	5.63%	12/01/2021	242,050
				1,578,635
France - 1.54%
200,000	CGG SA	6.50%	06/01/2021	199,500
100,000	Crown European Holdings SA(c)	4.00%	07/15/2022	137,443
65,000	Elior Finance & Co. SCA(d)	6.50%	05/01/2020	98,799
100,000	Holding Medi-Partenaires SAS(d)	7.00%	05/15/2020	147,542
200,000	Kerneos Tech Group SAS(c)	5.75%	03/01/2021	285,499
200,000	Loxam SAS(d)	7.38%	01/24/2020	301,246
125,000	Novafives SAS(c)(e)	4.22%	06/30/2020	172,489
				1,342,518
Germany - 1.22%
200,000	Deutsche Raststaetten Gruppe IV GmbH(c)	6.75%	12/30/2020	295,769
200,000	Techem Energy Metering Service GmbH & Co. KG(d)	7.88%	10/01/2020	308,558
100,000	Trionista TopCo GmbH(c)	6.88%	04/30/2021	149,196
100,000	Unitymedia KabelBW GmbH(d)	9.50%	03/15/2021	156,772
100,000	WEPA Hygieneprodukte GmbH(c)	6.50%	05/15/2020	149,596
				1,059,891
Great Britain - 2.85%
150,000	Arqiva Broadcast Finance PLC(d)	9.50%	03/31/2020	292,648
125,000	Elli Finance UK PLC(d)	8.75%	06/15/2019	236,921
190,000	IDH Finance PLC(d)(e)	5.53%	12/01/2018	331,017
215,000	Pendragon PLC	6.88%	05/01/2020	395,085
100,000	Premier Foods Finance PLC(c)(e)	5.56%	03/15/2020	171,995
100,000	Thames Water Kemble Finance PLC	7.75%	04/01/2019	187,825

Principal Amount/Description		Rate	Maturity	Value
$200,000	Tullow Oil PLC(c)	6.00%	11/01/2020	$208,500
150,000	Virgin Media Finance PLC(d)	7.00%	04/15/2023	282,380
100,000	Vougeot Bidco PLC(c)	7.88%	07/15/2020	186,983
100,000	Vougeot Bidco PLC(d)	7.88%	07/15/2020	186,983
				2,480,337
Ireland - 0.38%
120,000	Ardagh Glass Finance PLC(d)	8.75%	02/01/2020	174,996
115,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(c)	4.25%	01/15/2022	155,803
				330,799
Italy - 0.67%
200,000	Telecom Italia SpA	5.38%	01/29/2019	305,514
150,000	Telecom Italia SpA	6.38%	06/24/2019	280,596
				586,110
Jersey - 0.45%
200,000	AA Bond Co. Ltd.(d)	9.50%	07/31/2019	387,459

Luxembourg - 4.38%
100,000	Altice SA(c)	7.25%	05/15/2022	145,488
250,000	APERAM(c)	7.75%	04/01/2018	267,188
405,000	ArcelorMittal	5.50%	03/01/2021	439,931
150,000	Capsugel SA(c)(f)	7.00%	05/15/2019	154,781
400,000	ConvaTec Finance International SA(c)(f)	8.25%	01/15/2019	410,000
120,000	Expro Finance Luxembourg SCA(c)	8.50%	12/15/2016	125,850
130,000	Galapagos SA(c)(e)	5.06%	06/15/2021	180,263
100,000	GCS Holdco Finance I SA(c)	6.50%	11/15/2018	145,830
130,000	INEOS Group Holdings SA(c)	5.75%	02/15/2019	184,239
200,000	Matterhorn Midco & Cy SCA(d)	7.75%	02/15/2020	294,400
100,000	Monitchem HoldCo 3 SA(c)(e)	5.02%	06/15/2021	138,813
100,000	Spie BondCo 3 SCA(d)	11.00%	08/15/2019	155,421
100,000	Telenet Finance Luxembourg SCA(d)	6.38%	11/15/2020	146,686
120,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.	8.75%	02/01/2019	129,600
100,000	Wind Acquisition Finance SA(c)(e)	4.20%	07/15/2020	137,915
145,000	Wind Acquisition Finance SA(c)	7.00%	04/23/2021	214,184
170,000	Wind Acquisition Finance SA(d)	7.38%	02/15/2018	246,166
200,000	Xella Holdco Finance SA(c)(f)	9.13%	09/15/2018	295,769
				3,812,524
Netherlands - 0.96%
100,000	Grupo Antolin Dutch BV(c)	4.75%	04/01/2021	142,921
170,000	InterXion Holding NV(d)	6.00%	07/15/2020	249,076
100,000	Schaeffler Holding Finance BV(c)(f)	6.88%	08/15/2018	144,461
100,000	Schaeffler Holding Finance BV(d)(f)	6.88%	08/15/2018	144,461
100,000	Telefonica Europe BV(a)(e)	6.50%	Perpetual Maturity	151,150
				832,069
Norway - 0.23%
140,000	Albain Bidco Norway AS(c)	6.75%	11/01/2020	200,827

Spain - 0.35%
110,000	Obrascon Huarte Lain SA	4.75%	03/15/2022	158,418
100,000	PortAventura Entertainment Barcelona BV(c)	7.25%	12/01/2020	143,776
				302,194

Principal Amount/Description		Rate	Maturity	Value
Sweden - 0.11%
$60,000	Stena AB(d)	7.88%	03/15/2020	$98,097

United States - 25.25%
195,000	Access Midstream Partners LP	5.88%	04/15/2021	209,625
260,000	ACCO Brands Corp.	6.75%	04/30/2020	273,650
70,000	Accudyne Industries Borrower LLC(c)	7.75%	12/15/2020	75,250
225,000	ACI Worldwide, Inc.(c)	6.38%	08/15/2020	237,375
105,000	Alpha Natural Resources, Inc.	6.00%	06/01/2019	76,912
310,000	American Builders & Contractors Supply Co., Inc.(c)	5.63%	04/15/2021	321,625
165,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.00%	05/20/2022	183,562
225,000	Ashtead Capital, Inc.(c)	6.50%	07/15/2022	246,937
165,000	Audatex North America, Inc.(c)	6.00%	06/15/2021	176,962
270,000	BC Mountain LLC / BC Mountain Finance, Inc.(c)	7.00%	02/01/2021	262,575
175,000	Berry Plastics Corp.	5.50%	05/15/2022	176,203
100,000	BI-LO LLC / BI-LO Finance Corp.(c)(f)	8.63%	09/15/2018	101,750
270,000	Biomet, Inc.	6.50%	10/01/2020	289,575
270,000	BlueLine Rental Finance Corp.(c)	7.00%	02/01/2019	288,900
320,000	Building Materials Corp. of America(c)	6.75%	05/01/2021	345,600
170,000	Cablevision Systems Corp.	5.88%	09/15/2022	173,825
55,000	Caesars Entertainment Resort Properties LLC(c)	8.00%	10/01/2020	57,750
130,000	Calpine Corp.(c)	7.88%	01/15/2023	145,600
200,000	Carlson Travel Holdings, Inc.(c)(f)	7.50%	08/15/2019	204,500
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.	8.13%	04/30/2020	108,500
125,000	CCO Holdings LLC / CCO Holdings Capital Corp.	6.50%	04/30/2021	133,594
110,000	Chesapeake Energy Corp.	5.38%	06/15/2021	117,700
200,000	Chrysler Group LLC / CG Co.-Issuer, Inc.	8.00%	06/15/2019	218,250
355,000	CHS/Community Health Systems, Inc.(c)	6.88%	02/01/2022	378,075
145,000	Cott Beverages, Inc.(c)	5.38%	07/01/2022	145,544
155,000	Crimson Merger Sub, Inc.(c)	6.63%	05/15/2022	154,031
140,000	Dana Holding Corp.	5.38%	09/15/2021	147,000
275,000	DBP Holding Corp.(c)	7.75%	10/15/2020	242,000
280,000	Denali Borrower LLC / Denali Finance Corp.(c)	5.63%	10/15/2020	297,500
175,000	Denbury Resources, Inc.	5.50%	05/01/2022	179,156
220,000	DISH DBS Corp.	5.88%	07/15/2022	239,250
105,000	Endo Finance LLC(c)	5.75%	01/15/2022	107,362
65,000	Energy XXI Gulf Coast, Inc.(c)	6.88%	03/15/2024	66,462
430,000	First Data Corp.(c)	8.25%	01/15/2021	473,000
18,000	First Data Corp.	11.75%	08/15/2021	21,420
225,000	Flexi-Van Leasing, Inc.(c)	7.88%	08/15/2018	244,125
295,000	Forum Energy Technologies, Inc.(c)	6.25%	10/01/2021	314,175
175,000	Frontier Communications Corp.	7.63%	04/15/2024	189,219
190,000	Global Brass & Copper, Inc.	9.50%	06/01/2019	217,550
130,000	Halcon Resources Corp.	9.75%	07/15/2020	142,512
315,000	HCA Holdings, Inc.	6.25%	02/15/2021	339,019
315,000	HD Supply, Inc.	7.50%	07/15/2020	345,712
215,000	Hockey Merger Sub 2, Inc.(c)	7.88%	10/01/2021	231,394
145,000	IMS Health, Inc.(c)	6.00%	11/01/2020	152,612
135,000	Ingles Markets, Inc.	5.75%	06/15/2023	137,362
275,000	Intelsat Jackson Holdings SA	7.50%	04/01/2021	302,500

Principal Amount/Description		Rate	Maturity	Value
$150,000	Isle of Capri Casinos, Inc.	8.88%	06/15/2020	$161,625
180,000	JBS USA LLC / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	193,950
190,000	JBS USA LLC / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	204,725
15,000	Kinder Morgan, Inc.(c)	5.00%	02/15/2021	15,637
210,000	Kinetic Concepts, Inc. / KCI USA, Inc.	10.50%	11/01/2018	237,825
110,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.	6.75%	03/01/2019	116,256
145,000	Level 3 Financing, Inc.	7.00%	06/01/2020	159,137
165,000	Levi Strauss & Co.	6.88%	05/01/2022	182,737
270,000	LIN Television Corp.	6.38%	01/15/2021	285,525
335,000	Linn Energy LLC / Linn Energy Finance Corp.(c)(e)	7.25%	11/01/2019	352,587
115,000	Meccanica Holdings USA, Inc.(c)	6.25%	07/15/2019	128,513
165,000	Memorial Resource Development Corp.(c)	5.88%	07/01/2022	167,063
140,000	Memorial Resource Development LLC(c)(f)	10.00%	12/15/2018	143,230
225,000	Milacron LLC / Mcron Finance Corp.(c)	7.75%	02/15/2021	247,500
150,000	Natural Resource Partners LP / NRP Finance Corp.	9.13%	10/01/2018	158,250
25,000	Neiman Marcus Group Ltd. LLC(c)	8.00%	10/15/2021	27,062
220,000	Neiman Marcus Group Ltd. LLC(c)(f)	8.75%	10/15/2021	240,900
165,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.(c)	5.88%	03/15/2022	176,963
250,000	NRG Energy, Inc.(c)	6.25%	07/15/2022	266,875
80,000	NRG Energy, Inc.	6.63%	03/15/2023	87,000
115,000	Oasis Petroleum, Inc.(c)	6.88%	03/15/2022	125,925
120,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	131,400
50,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	6.50%	05/15/2021	54,750
210,000	PHI, Inc.(c)	5.25%	03/15/2019	214,725
290,000	Pinnacle Entertainment, Inc.	6.38%	08/01/2021	307,400
200,000	Pittsburgh Glass Works LLC(c)	8.00%	11/15/2018	218,500
100,000	Plastipak Holdings, Inc.(c)	6.50%	10/01/2021	106,000
165,000	Polymer Group, Inc.	7.75%	02/01/2019	176,138
115,000	Post Holdings, Inc.(c)	6.00%	12/15/2022	117,875
300,000	Prestige Brands, Inc.(c)	5.38%	12/15/2021	307,500
145,000	Regency Energy Partners LP / Regency Energy Finance Corp.	5.88%	03/01/2022	157,869
70,000	Rent-A-Center, Inc.	6.63%	11/15/2020	73,238
115,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	8.25%	02/15/2021	125,638
230,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	243,800
250,000	RR Donnelley & Sons Co.	7.00%	02/15/2022	276,875
55,000	RR Donnelley & Sons Co.	6.00%	04/01/2024	55,687
253,000	Sabine Pass Liquefaction LLC	5.63%	02/01/2021	268,813
295,000	Scientific Games International, Inc.	6.25%	09/01/2020	292,050
175,000	Sealed Air Corp.(c)	8.13%	09/15/2019	193,594
210,000	Sequa Corp.(c)	7.00%	12/15/2017	206,850
195,000	Serta Simmons Holdings LLC(c)	8.13%	10/01/2020	213,038
140,000	Seventy Seven Energy, Inc.(c)	6.50%	07/15/2022	143,675
140,000	Sinclair Television Group, Inc.	5.38%	04/01/2021	141,575
55,000	Sinclair Television Group, Inc.	6.38%	11/01/2021	58,781
235,000	Six Flags Entertainment Corp.(c)	5.25%	01/15/2021	241,463
110,000	Smithfield Foods, Inc.	6.63%	08/15/2022	121,000
195,000	Spectrum Brands, Inc.	6.38%	11/15/2020	211,088
230,000	Sprint Communications, Inc.	6.00%	11/15/2022	235,750
200,000	Sprint Corp.(c)	7.25%	09/15/2021	221,250

Principal Amount/Description		Rate	Maturity	Value
$115,000	Stone Energy Corp.	7.50%	11/15/2022	$127,363
214,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	7.38%	08/01/2021	233,795
225,000	Summit Materials LLC / Summit Materials Finance Corp.	10.50%	01/31/2020	254,250
50,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(c)	7.38%	02/01/2020	53,625
91,000	SunCoke Energy, Inc.	7.63%	08/01/2019	96,642
115,000	Sungard Availability Services Capital, Inc.(c)	8.75%	04/01/2022	107,525
135,000	SunGard Data Systems, Inc.	7.63%	11/15/2020	147,825
220,000	Tempur Sealy International, Inc.	6.88%	12/15/2020	242,000
105,000	Tenet Healthcare Corp.	6.00%	10/01/2020	114,188
190,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.	6.13%	10/15/2021	203,775
135,000	The ADT Corp.	6.25%	10/15/2021	143,437
230,000	The Goodyear Tire & Rubber Co.	6.50%	03/01/2021	250,700
160,000	Time, Inc.(c)	5.75%	04/15/2022	162,000
15,000	T-Mobile USA, Inc.	6.54%	04/28/2020	16,256
40,000	T-Mobile USA, Inc.	6.63%	04/28/2021	43,450
160,000	T-Mobile USA, Inc.	6.25%	04/01/2021	170,600
100,000	TMS International Corp.(c)	7.63%	10/15/2021	107,500
25,000	Toys R Us Property Co. II LLC	8.50%	12/01/2017	25,656
125,000	TransDigm, Inc.	7.50%	07/15/2021	139,063
115,000	Tronox Finance LLC	6.38%	08/15/2020	119,313
260,000	Univision Communications, Inc.(c)	6.88%	05/15/2019	278,200
165,000	Walter Investment Management Corp.(c)	7.88%	12/15/2021	172,838
155,000	West Corp.(c)	5.38%	07/15/2022	153,450
70,000	Windstream Corp.	7.75%	10/01/2021	76,825
105,000	Windstream Corp.	7.50%	04/01/2023	114,188
90,000	WMG Acquisition Corp.(d)	6.25%	01/15/2021	130,704
				21,973,975

TOTAL HIGH YIELD DEBT
(Cost $34,383,931)				35,748,747

Shares/Description		Value
SHORT-TERM INVESTMENTS - 31.46%
27,386,119	State Street Institutional Trust (7 Day Yield 0.00%)	27,386,119

TOTAL SHORT-TERM INVESTMENTS
(Cost $27,386,119)		27,386,119

TOTAL INVESTMENTS - 123.55%
(Cost $105,320,214)		107,540,380
LIABILITIES IN EXCESS OF OTHER ASSETS - -23.55%		(20,500,530)
NET ASSETS - 100.00%		$87,039,850
(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)
All or a portion of this position has not settled as of June 30, 2014. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offerd Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,609,771, which represents approximately 19.08% of net assets as of June 30, 2014.

(d)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2014, the aggregate market value of those securities was $4,771,468, representing 5.48% of net assets.

(e)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.
(f)	Pay-in-kind securities.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
AS - Anonim Sirket is the Turkish term for Incorporation.
BV - Besloten Vennootschap a Dutch private limited liability company.
GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
KG - Kommanditgesellschaft is the German term for a private limited company.
LLC - Limited Liability Corp.
LP - Limited Partnership.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Co.
Pty. - Proprietary.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAS - Societe per actions simplifiee is the French term for a joint stock company.
SCA- Societe en commandite pe actiuni is the Romanian term for limited liability partnership.
SpA - Societa per Azioni.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

	Foreign	Contracted	Contract	Settlement	Current	Unrealized
Counterparty	Currency	Amount*	Type	Date	Value	Appreciation
State Street Boston	GBP	98,119	Purchase	07/03/2014	$167,916	$3,184
						$3,184

	Foreign	Contracted	Contract	Settlement	Current	Unrealized
Counterparty	Currency	Amount*	Type	Date	Value	Depreciation
State Street Boston	EUR	6,899,913	Sale	07/03/2014	$9,448,219	$(41,782)
State Street Boston	GBP	2,178,221	Sale	07/03/2014	3,727,706	(78,806)
						$(120,588)

* The contracted amount is stated in the currency in which the security is denominated.

Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling

RiverNorth Managed Volatility Fund

SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares/Description		Value
COMMON STOCKS - 7.68%
Coal - 0.33%
15,090	Arch Coal, Inc.(a)	$55,078

Commercial Services - 0.85%
2,500	Iron Mountain, Inc.(a)	88,625
1,500	The ADT Corp.(a)	52,410
		141,035
Cosmetics/Personal Care - 0.10%
1,200	Avon Products, Inc.(a)	17,532

Entertainment - 0.48%
5,000	International Game Technology(a)	79,550

Healthcare-Products - 0.50%
200	Intuitive Surgical, Inc.(a)(b)	82,360

Internet - 1.71%
300	Amazon.com, Inc.(a)(b)	97,434
500	Facebook, Inc. - Class A(a)(b)	33,645
1,200	SINA Corp.(a)(b)	59,724
1,000	Twitter, Inc.(a)(b)	40,970
1,500	Yahoo!, Inc(a)(b)	52,695
		284,468
Media - 0.15%
2,100	World Wrestling Entertainment, Inc. - Class A(a)	25,053

Mining - 0.24%
2,000	Cameco Corp.	39,220

Pharmaceuticals - 2.33%
1,000	AstraZeneca PLC - Sponsored ADR(a)	74,310
4,000	Bristol-Myers Squibb Co.	194,040
4,000	Pfizer, Inc.(a)	118,720
		387,070
Retail - 0.40%
1,000	Family Dollar Stores, Inc.(a)	66,140

Telecommunications - 0.59%
2,000	Verizon Communications, Inc.	97,860

TOTAL COMMON STOCKS
(Cost $1,352,680)		1,275,366

EXCHANGE-TRADED FUNDS - 12.79%
27,900	Financial Select Sector SPDR® Fund	634,446
100	Industrial Select Sector SPDR® Fund	5,406
34,700	Market Vectors® Gold Miners ETF(a)	917,815
2,900	SPDR® S&P 500® ETF Trust(a)	567,588

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,043,636)		2,125,255

Number of Contracts	Description	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS - 2.50%
Purchased Call Options - 2.00%
50	Akamai Technologies, Inc.	$60.00	08/16/2014	$19,250
50	Alcoa, Inc.	15.00	10/18/2014	4,250
30	Apollo Education Group, Inc.	36.00	08/16/2014	600
21	Apple, Inc.	87.14	07/19/2014	12,757
30	AT&T, Inc.	38.00	08/16/2014	90
20	Bed Bath & Beyond, Inc.	70.00	08/16/2014	80
20	Big Lots, Inc.	30.00	10/18/2014	31,200
15	Caterpillar, Inc.	115.00	08/16/2014	945
35	Chevron Corp.	135.00	12/20/2014	9,363
85	Cisco Systems, Inc.	23.00	08/16/2014	16,405
50	Coach, Inc.	52.50	08/16/2014	125
25	Coach, Inc.	41.00	08/16/2014	375
25	Coach, Inc.	42.00	08/16/2014	250
25	ConocoPhillips	75.00	08/16/2014	26,688
10	Deckers Outdoor Corp.	82.50	09/20/2014	8,100
20	Deere & Co.	95.00	09/20/2014	1,830
10	DISH Network Corp.	75.00	12/20/2014	3,075
20	eBay, Inc.	60.00	07/19/2014	70
25	Eli Lilly & Co.	62.50	08/16/2014	3,575
100	EMC Corp.	27.00	08/16/2014	4,750
20	Energy Select Sector SPDR® Fund	110.00	01/17/2015	1,660
10	First Solar, Inc.	75.00	09/20/2014	4,575
10	Fossil Group, Inc.	115.00	09/20/2014	2,050
25	General Electric Co.	26.00	07/19/2014	1,412
50	Intel Corp.	28.00	10/18/2014	15,750
35	International Business Machines Corp.	200.00	07/19/2014	228
14	JC Penney Co., Inc.	10.00	11/22/2014	1,022
20	Lennar Corp.	43.00	11/22/2014	4,750
44	Lululemon Athletica, Inc.	55.00	09/20/2014	704
28	Macy's, Inc.	60.00	08/16/2014	2,646
50	Microsoft Corp.	42.00	08/16/2014	5,125
22	Microsoft Corp.	41.00	07/19/2014	2,200
12	NCR Corp.	33.00	10/18/2014	4,440
25	Oracle Corp.	42.00	09/20/2014	1,900
20	Oracle Corp.	44.00	09/20/2014	620
50	Philip Morris International, Inc.	90.00	07/19/2014	300
40	QUALCOMM, Inc.	85.00	07/19/2014	180
32	Teck Resources Ltd.	23.00	07/19/2014	1,248
30	Tesoro Corp.	60.00	08/16/2014	6,795
75	Textron, Inc.	41.00	09/20/2014	6,000
20	The Interpublic Group of Cos, Inc.	19.00	10/18/2014	2,950
100	The Kroger Co.	48.00	10/18/2014	28,000
25	Under Armour, Inc.	56.00	08/01/2014	12,625
25	Under Armour, Inc.	56.50	08/01/2014	11,875
25	Under Armour, Inc.	57.00	08/01/2014	11,000
25	Under Armour, Inc.	57.50	08/01/2014	9,875
25	Under Armour, Inc.	58.00	08/01/2014	9,125
50	Under Armour, Inc.	59.00	08/01/2014	15,500
30	United States Steel Corp.	26.00	08/16/2014	3,825
40	Verizon Communications, Inc.	52.50	08/16/2014	160
42	Wells Fargo & Co.	50.00	07/19/2014	11,256
50	Whole Foods Market, Inc.	50.00	08/16/2014	825
3	Yahoo!, Inc.	36.00	08/16/2014	505

Number of Contracts	Description	Exercise Price	Expiration Date	Value
30	Yum! Brands, Inc.	$80.00	07/19/2014	$6,600

TOTAL PURCHASED CALL OPTIONS
(Cost $303,524)				331,504

Purchased Put Options - 0.50%
50	AstraZeneca PLC	75.00	07/19/2014	8,500
150	Financial Select Sector SPDR® Fund	23.00	08/16/2014	7,950
40	SPDR® S&P 500® ETF Trust	188.00	07/19/2014	1,180
32	SPDR® S&P 500® ETF Trust	190.00	07/19/2014	1,296
50	SPDR® S&P 500® ETF Trust	194.00	07/19/2014	4,575
50	SPDR® S&P 500® ETF Trust	195.00	07/19/2014	5,875
65	SPDR® S&P 500® ETF Trust	195.00	09/20/2014	25,513
20	SPDR® S&P 500® ETF Trust	196.00	08/16/2014	5,440
10	Twitter, Inc.	41.00	09/20/2014	4,050
25	Under Armour, Inc.	53.00	08/01/2014	1,625
50	Under Armour, Inc.	53.50	08/01/2014	3,625
50	Under Armour, Inc.	54.50	08/01/2014	4,750
25	Under Armour, Inc.	55.00	08/01/2014	2,750
50	Under Armour, Inc.	55.50	08/01/2014	6,000

TOTAL PURCHASED PUT OPTIONS
(Cost $140,931)				83,129

TOTAL PURCHASED OPTIONS
(Cost $444,455)				414,633

Shares/Description		Value
SHORT-TERM INVESTMENTS - 57.91%
9,621,604	State Street Institutional Trust (7 Day Yield 0.00%)	9,621,604

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,621,604)		9,621,604

TOTAL INVESTMENTS - 80.88%
(Cost $13,462,375)		13,436,858
SEGREGATED CASH - 16.33%(c)		2,712,788
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.79%		464,509
NET ASSETS - 100.00%		$16,614,155

(a)	All or a portion of this security may be subject to written call options.
(b)	Non-income producing security.
(c)	Cash is being held as collateral for written options and securities sold short.

Common Abbreviations:
ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Co.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
S&P - Standard and Poor's.
SPDR - Standard and Poor's Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF WRITTEN OPTIONS
Number of Contracts	Description	Exercise Price	Expiration Date	Value
Written Call Options
(3)	Amazon.com, Inc.	$345.00	07/19/2014	$(434)
(124)	Arch Coal, Inc.	5.50	07/19/2014	(62)
(26)	Arch Coal, Inc.	6.00	10/18/2014	(91)
(10)	AstraZeneca PLC - Sponsored ADR	75.00	10/18/2014	(4,250)
(12)	Avon Products, Inc.	17.00	07/19/2014	(60)
(60)	Cisco Systems, Inc.	25.00	08/16/2014	(3,780)
(25)	ConocoPhillips	87.50	07/19/2014	(1,113)
(10)	DISH Network Corp.	80.00	09/20/2014	(1,000)
(25)	Eli Lilly & Co.	65.00	07/19/2014	(300)
(5)	Facebook, Inc. - Class A	65.00	01/17/2015	(4,200)
(5)	Family Dollar Stores, Inc.	67.50	07/19/2014	(725)
(5)	Family Dollar Stores, Inc.	60.00	07/19/2014	(3,175)
(50)	Intel Corp.	31.50	07/11/2014	(600)
(50)	International Game Technology	16.00	07/19/2014	(3,750)
(2)	Intuitive Surgical, Inc.	420.00	07/19/2014	(1,770)
(25)	Iron Mountain, Inc.	32.50	07/19/2014	(7,687)
(20)	Lennar Corp.	44.00	07/19/2014	(490)
(14)	Macy's, Inc.	60.00	07/19/2014	(315)
(347)	Market Vectors® Gold Miners ETF	27.00	07/19/2014	(12,839)
(12)	NCR Corp.	36.00	07/19/2014	(780)
(40)	Pfizer, Inc.	31.00	07/19/2014	(100)
(12)	SINA Corp.	50.00	07/19/2014	(2,136)
(29)	SPDR® S&P 500® ETF Trust	192.00	09/30/2014	(19,488)
(20)	Tesoro Corp.	62.50	07/19/2014	(900)
(75)	Textron, Inc.	42.00	07/19/2014	(1,162)
(15)	The ADT Corp.	34.00	07/19/2014	(2,062)
(20)	The Interpublic Group of Cos, Inc.	21.00	07/19/2014	(550)
(50)	The Kroger Co.	50.00	07/19/2014	(2,375)
(25)	Under Armour, Inc.	58.00	07/25/2014	(8,625)
(25)	Under Armour, Inc.	57.50	07/25/2014	(9,375)
(25)	Under Armour, Inc.	57.00	07/25/2014	(10,375)
(25)	Under Armour, Inc.	56.50	07/25/2014	(11,250)
(25)	Under Armour, Inc.	56.00	07/25/2014	(12,000)
(50)	Under Armour, Inc.	59.00	07/25/2014	(14,375)
(42)	Wells Fargo & Co.	52.50	07/19/2014	(3,045)
(21)	World Wrestling Entertainment, Inc. - Class A	12.50	07/19/2014	(473)
(6)	Yahoo!, Inc.	39.00	08/16/2014	(477)
(12)	Yahoo!, Inc.	46.00	01/17/2015	(1,104)
(30)	Yum! Brands, Inc.	85.00	07/19/2014	(1,110)

Total Written Call Options (Proceeds $107,583)				$(148,403)

Written Put Options
(11)	AbbVie, Inc.	45.00	08/16/2014	(110)
(16)	Arch Coal, Inc.	4.00	07/19/2014	(688)
(10)	AstraZeneca PLC - Sponsored ADR	67.50	07/19/2014	(150)
(100)	AstraZeneca PLC - Sponsored ADR	67.50	10/18/2014	(22,750)
(30)	AT&T, Inc.	34.00	07/19/2014	(285)
(3)	Biogen Idec, Inc.	260.00	07/19/2014	(75)
(6)	Celgene Corp.	70.00	07/19/2014	(30)
(10)	Chicago Bridge & Iron Co. NV	65.00	07/19/2014	(825)
(120)	Consumer Staples Select Sector SPDR® Fund	44.00	12/20/2014	(15,060)
(5)	CR Bard, Inc.	140.00	07/19/2014	(863)

Number of Contracts	Description	Exercise Price	Expiration Date	Value
(15)	E*Trade Financial Co.	$20.00	07/19/2014	$(353)
(65)	Energy Select Sector SPDR® Fund	97.00	08/16/2014	(6,077)
(25)	Gilead Sciences, Inc.	62.50	08/16/2014	(163)
(170)	Health Care Select Sector SPDR® Fund	58.00	09/20/2014	(10,540)
(20)	Hertz Global Holdings, Inc.	25.00	07/19/2014	(400)
(20)	Hertz Global Holdings, Inc.	27.00	07/19/2014	(1,250)
(148)	iShares® Russell 2000® ETF	103.00	07/19/2014	(666)
(144)	iShares® Russell 2000® ETF	111.00	07/19/2014	(2,808)
(75)	iShares® Russell 2000® ETF	110.00	09/20/2014	(9,525)
(75)	iShares® Russell 2000® ETF	111.00	09/20/2014	(10,763)
(100)	iShares® Russell 2000® ETF	106.00	09/30/2014	(9,550)
(14)	JC Penney Co., Inc.	8.00	08/16/2014	(294)
(10)	Lorillard, Inc.	57.50	07/19/2014	(485)
(5)	Mead Johnson Nutrition Co.	85.00	07/19/2014	(155)
(12)	Melco Crown Entertainment Ltd.	30.66	07/19/2014	(210)
(20)	Merck & Co., Inc.	52.50	09/20/2014	(890)
(7)	Molson Coors Brewing Co.	70.00	07/19/2014	(245)
(10)	Mylan, Inc.	44.00	07/19/2014	(40)
(10)	Mylan, Inc.	40.00	10/18/2014	(490)
(40)	Peabody Energy Corp.	11.00	09/20/2014	(320)
(20)	Petroleo Brasileiro SA	10.00	07/19/2014	(30)
(8)	PetSmart, Inc.	57.50	08/16/2014	(1,020)
(15)	Pfizer, Inc.	29.00	08/16/2014	(615)
(20)	QUALCOMM, Inc.	75.00	07/19/2014	(220)
(300)	SPDR® S&P Regional Banking® ETF	38.00	08/16/2014	(10,650)
(100)	SPDR® S&P Regional Banking® ETF	39.00	09/20/2014	(9,200)
(10)	Target Corp.	50.00	07/19/2014	(25)
(20)	The Interpublic Group of Cos, Inc.	18.00	07/19/2014	(350)
(16)	Transocean Ltd.	37.00	08/16/2014	(208)
(15)	Twitter, Inc.	34.00	09/20/2014	(1,875)
(25)	Under Armour, Inc.	53.00	07/25/2014	(1,437)
(25)	Under Armour, Inc.	55.00	07/25/2014	(2,375)
(50)	Under Armour, Inc.	53.50	07/25/2014	(3,375)
(50)	Under Armour, Inc.	54.50	07/25/2014	(4,250)
(50)	Under Armour, Inc.	55.50	07/25/2014	(5,375)
(10)	Walgreen Co.	60.00	07/19/2014	(15)
(8)	Walgreen Co.	70.00	07/19/2014	(184)
(15)	Yahoo!, Inc.	34.00	07/19/2014	(922)
(12)	Yahoo!, Inc.	27.00	01/17/2015	(786)

Total Written Put Options (Proceeds $254,629)				$(138,972)

Total Written Options (Proceeds $362,212)				$(287,375)

SCHEDULE OF SECURITIES SOLD SHORT
Shares/Description		Value
(2,000)	Big Lots, Inc.	$(91,400)

TOTAL SECURITIES SOLD SHORT
(Proceeds $66,097)		$(91,400)

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS
June 30, 2014 (Unaudited)

1.  ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”).  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust Agreement permits the Board of Trustees (the “Board’ or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value.  All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth Equity Opportunity Fund (the “Equity Opportunity Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Equity Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Equity Opportunity Fund is RiverNorth Capital Management, LLC. The investment objective of the Equity Opportunity Fund is overall total return consisting of long-term capital appreciation and income. Prior to December 31, 2013 the name of the Equity Opportunity Fund was the RiverNorth/Manning & Napier Dividend Income Fund and the sub-adviser was Manning & Napier, Advisors, LLC. On January 28, 2014 the strategy of the RiverNorth Equity Opportunity Fund changed to permit the RiverNorth Equity Opportunity Fund to gain exposure to the equity markets through exchange‐traded funds rather than individual dividend‐paying stocks.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree,” and with DoubleLine each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

The RiverNorth Managed Volatility Fund (the “Managed Volatility Fund”) is a non-diversified series of the Trust and commenced investment operations on October 12, 2012.  The investment adviser to the Managed Volatility Fund is RiverNorth Capital Management, LLC. The investment objective of the Managed Volatility Fund is total return with lower volatility than the Standard and Poor’s 500 Index. Prior to January 1, 2014 the name of the Managed Volatility Fund was the RiverNorth Dynamic Buy-Write Fund. On January 28, 2014 the strategy of the RiverNorth Managed Volatility Fund will change to permit the RiverNorth Managed Volatility Fund to invest less than 80% of its nets assets, plus any borrowings for investment purposes, in common stocks, preferred stocks and options on those securities.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2014.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  The Funds’ assets are generally valued at their market value using market quotations. If a market quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

FOREIGN SECURITIES: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

OTHER:  The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3.  SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or  indirectly) for substantially the full term of the asset or liability; and

•
Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London‐Interbank Offered Rate (“USD‐LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Foreign Currency positions, including forward currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Closing bid and ask option contract quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the option contracts. On days when the closing market quotations for option contracts are not considered to be reflective of their value as of the stock market close, each of the option contracts held by a Fund will be priced at the average of the bid and asked quotations as of the stock market close by reference to time‐stamped quotes obtained from an independent third‐party pricing source. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black‐Scholes model and the binomial model, as of the stock market close.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisers’, a Sub-Advisers’, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2014 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$475,472,748	$–	$–	$475,472,748
Exchange-Traded Funds	158,676,792	–	–	158,676,792
Holding & Investment Management Companies	2,485,340	–	–	2,485,340
Preferred Stocks	1,560,752	–	–	1,560,752
Short-Term Investments	82,518,304	–	–	82,518,304
Total	$720,713,936	$–	$–	$720,713,936

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$395,308,559	$–	$–	$395,308,559
Preferred Stocks	20,909,707	–	–	20,909,707
Business Development Company Senior Notes	25,289,823	–	–	25,289,823
Foreign Corporate Bonds	–	48,330,551	–	48,330,551
U.S. Corporate Bonds	–	42,946,753	–	42,946,753
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	3,012,870	–	3,012,870
Collateralized Loan Obligations	–	8,706,043	–	8,706,043
Contingent Convertible Securities	–	1,098,127	–	1,098,127
Non-Agency Collateralized Mortgage Obligations	–	281,045,329	–	281,045,329
U.S. Government Bonds and Notes	–	38,862,028	–	38,862,028
U.S. Government / Agency Mortgage Backed Securities	–	147,465,221	–	147,465,221
Short-Term Investments	234,038,241	–	–	234,038,241
Total	$675,546,330	$571,466,922	$–	$1,247,013,252

Equity Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$8,480,117	$–	$–	$8,480,117
Exchange-Traded Funds	2,164,902	–	–	2,164,902
Rights	4,307	–	–	4,307
Total	$10,649,326	$–	$–	$10,649,326

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$21,586,485	$–	$–	$21,586,485
Preferred Stocks	135,253	–	–	135,253
Bank Loans	–	21,937,184	526,869	22,464,053
Business Development Company Senior Notes	219,723	–	–	219,723
High Yield Debt	–	35,748,747	–	35,748,747
Short-Term Investments	27,386,119	–	–	27,386,119
Total	$49,327,580	$57,685,931	$526,869	$107,540,380

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$3,184	$–	$3,184
Liabilities
Forward Foreign Currency Contracts	$–	$(120,588)	$–	$(120,588)
Total	$–	$(117,404)	$–	$(117,404)

Managed Volatility Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,275,366	$–	$–	$1,275,366
Exchange-Traded Funds	2,125,255	–	–	2,125,255
Purchased Options	414,633	–	–	414,633
Short-Term Investments	9,621,604	–	–	9,621,604
Total	$13,436,858	$–	$–	$13,436,858

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	$(287,375)	$–	$–	$(287,375)
Securities Sold Short	(91,400)	–	–	(91,400)
Total	$(378,775)	$–	$–	$(378,775)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of September 30, 2013	Change in Unrealized Appreciation/(Depreciation)	Purchases	Sale Proceeds	Balance as of June 30, 2014	Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2014
High Income Fund
Bank Loans	$-	$(6,836)	$534,212	$(507)	$526,869	$(6,836)
Total	$-	$(6,836)	$534,212	$(507)	$526,869	$(6,836)

The table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Bank Loans	$526,869	Third-party vendor pricing service	Broker Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quote	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

There were no transfers into and out of Levels 1 and 2 during the current period presented.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performances.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing

The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

The Managed Volatility Fund had the following transactions in written options during the nine months ended June 30, 2014.

	Written Call Options
	Contracts	Proceeds
Outstanding, September 30, 2013	3,206	$345,925
Positions opened	23,128	1,915,512
Exercised	(2,708)	(276,081)
Expired	(15,281)	(1,122,490)
Closed	(4,954)	(500,654)
Outstanding, June 30, 2014	3,391	362,212

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked‐to‐market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. During the nine month period ended June 30, 2014, the Core Opportunity Fund invested in a total return swap. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month or if the cumulative amount owed to either party is greater than or equal to $250,000. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses.  The Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities. The Core Opportunity Fund has an agreement with ReFlow Fund, LLC to receive the total return of the Fund, based on its daily change in NAV less USD-LIBOR plus an annualized spread of 1.95%. The agreement terminates November 28, 2014.

At June 30, 2014, the receivable for the open swap agreement was $0.00.  In accordance with the swap contract, the Core Opportunity Fund has the ability to adjust the notional amount on a daily basis. For the nine month period ended June 30, 2014, the activity of the swap positions in the Core Opportunity Fund is summarized below:

Beginning of period	$0
Increases	20,000,000
Decreases	20,000,000
End of Period	$0

5.  SHORT SALES

The Managed Volatility Fund may enter into short sales transactions to realize additional gains or hedge investments. Short sales are transactions in which the Managed Volatility Fund sells a security that it may not own. When the Managed Volatility Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Managed Volatility Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities. Short sales expose the Managed Volatility Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Managed Volatility Fund. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position. Cash segregated as collateral for securities sold short is 497,374.

6.  LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. During the nine month period ended June 30, 2014, the High Income Fund invested in a bank loans. The High Income Fund will normally invest in corporate issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, The High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense. At June 30, 2014, the High Income Fund had $4,672,361 in outstanding domestic and foreign loan commitments.

7.  FEDERAL INCOME TAXES

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders.  In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax.  Therefore, no federal income tax provision is required.

As of June 30, 2014, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$106,701,962	$(6,012,972)	$100,688,990	$620,024,946
Strategic Income Fund*	65,560,027	(35,840,695)	29,719,332	1,217,293,920
Equity Opportunity Fund Fy Equity Opportunity Fund	1,031,290	(9,392)	1,021,898	9,627,428
High Income Fund	2,390,729	(200,331)	2,190,398	105,349,982
Managed Volatility Fund*	178,335	(332,359)	(154,024)	13,590,882

*	The difference between book and tax basis unrealized appreciation / (depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)
There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RiverNorth Funds

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:  August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:  August 29, 2014

By:	s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:  August 29, 2014